UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
April 30, 2012

Nuveen Quality Municipal Fund, Inc.
NQI

Nuveen Municipal Opportunity Fund, Inc.
NIO

Nuveen Premier Municipal Opportunity Fund, Inc.
NIF

Nuveen Premium Income Municipal Opportunity Fund
NPX

Nuveen Dividend Advantage Municipal Income Fund
NVG

Nuveen AMT-Free Municipal Income Fund
NEA

April

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage and Other Information	12

Common Share Dividend and Price Information	14

Performance Overviews	16

Portfolios of Investments	22

Statement of Assets and Liabilities	82

Statement of Operations	84

Statement of Changes in Net Assets	86

Statement of Cash Flows	89

Financial Highlights	91

Notes to Financial Statements	100

Reinvest Automatically, Easily and Conveniently	114

Glossary of Terms Used in this Report	116

Additional Fund Information	119

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates but has refrained from predicting another program of quantitative easing unless economic growth were to weaken significantly or the threat of recession appears on the horizon. Pre-election maneuvering has added to the already highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen funds on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
June 20, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Quality Municipal Fund, Inc. (NQI)
Nuveen Municipal Opportunity Fund, Inc. (NIO)
Nuveen Premier Municipal Opportunity Fund, Inc. (NIF)
Nuveen Premium Income Municipal Opportunity Fund (NPX)
Nuveen Dividend Advantage Municipal Income Fund (NVG)
Nuveen AMT-Free Municipal Income Fund (NEA)

Portfolio managers Paul Brennan and Douglas White discuss key investment strategies and the six-month performance of these six national Funds. With 21 years of industry experience, including 15 years at Nuveen, Paul has managed NIO, NIF, NVG, and NEA since 2006. Douglas, who has 29 years of financial industry experience, assumed portfolio management responsibility for NQI and NPX in January 2011.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2012?

During this period, municipal bond prices generally rallied, amid strong demand and yield that continued to be historically low. The availability of municipal supply improved in recent months from 2011 levels, although the pattern of new issuance remained light compared with long-term historical trends. Due to their insured mandate and the continued severe decline in insured issuance, finding appropriate insured municipal bonds, especially new insured issues, remained a challenge for these Funds during the first two months of this period. Over the past few years, most municipal bond insurers had their credit ratings downgraded and only one insurer currently insures new municipal bonds. As a result, the supply of insured municipal securities decreased dramatically. During November and December 2011, issuance of new insured paper totaled just over $3 billion, accounting for approximately 4.5% of total municipal issuance during that time, compared with historical levels approaching 50%. The combination of comparatively light municipal supply, little insured issuance and relatively lower yields meant few attractive opportunities for these Funds during November and December 2011.

In view of this situation, in October 2011, the Funds’ Board of Directors/Trustees approved changes to the Funds’ investment policy regarding insured municipal securities. Effective January 2, 2012, the Funds eliminated the policy requiring them to invest at least 80% of their managed assets in municipal securities covered by insurance. This change was designed to provide more flexibility regarding the types of securities available for investment. This does not represent a change in investment objectives; each

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc., or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C, and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

Fund will continue to invest substantially all of its assets in a portfolio of investment-grade quality municipal securities.

Following the change to these Funds’ investment policy, our purchase activity increased, as we worked to enhance the Funds’ credit and sector diversification. One of the areas where we were more active was the health care sector, which had been underutilized in these Funds under the insured mandate and which we believed offered good opportunities. We also found value in water and sewer, transportation (particularly airports and toll roads), tobacco and higher education credits and in tax-supported bonds. Although the pattern of issuance tended to be shorter on the yield curve during this period due to an increase in refunding activity, our focus generally remained on longer maturities in order to take advantage of attractive yields at the longer end of the municipal yield curve. The purchase of longer bonds also provided some protection for the Funds’ duration and yield curve positioning. We also added slightly more yield to the Funds, buying bonds rated A and BBB. Overall, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Funds fully invested. Approximately half of the new municipal bonds issued during this period came from borrowers that were calling existing debt and refinancing at lower rates. This refunding activity provided a meaningful source of liquidity, which was beneficial as we began to transition the Funds from insured to non-insured. In addition, NIF and NPX, which are now structured as Funds that do not hold any bonds subject to the alternative minimum tax (AMT), sold all of their AMT holdings by March 31, 2012, and reinvested the proceeds into bonds offering federal tax-exempt income. This provided additional opportunities to restructure these two Funds.

As of April 30, 2012, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

6	Nuveen Investments

How did the Funds perform during the six-month period ended April 30, 2012?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 4/30/12

Fund	6-Month	1-Year	5-Year	10-Year
NQI	8.79%	20.93%	5.62%	5.99%
NIO	8.46%	19.21%	5.81%	6.19%
NIF	8.80%	18.97%	6.09%	6.23%
NPX	9.26%	21.11%	6.00%	6.18%
NVG	8.29%	16.90%	6.25%	6.76%
NEA	6.38%	14.40%	5.99%	N/A

Standard & Poor’s (S&P) Municipal Bond Index**	5.70%	11.89%	5.26%	5.42%
Standard & Poor’s (S&P) Municipal Bond Insured Index**	5.76%	12.66%	5.33%	5.49%
Lipper General & Insured Leveraged Municipal Debt Funds
Classification Average**	10.74%	23.04%	6.00%	6.68%

For the six months ended April 30, 2012, the cumulative returns on common share net asset value (NAV) for these six Funds exceeded the returns for the Standard & Poor’s (S&P) Municipal Bond Index and the S&P Municipal Bond Insured Index. For the same period, the Funds underperformed the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. Among these Funds, NQI, NIF and NPX were the most advantageously positioned in terms of duration and yield curve exposure, with greater exposure to the longer parts of the yield curve that performed well. Holdings of non-callable zero coupon bonds, which outperformed during this period due to their long durations, also boosted the performance of NQI and NPX. In contrast, both NVG and NEA, which were introduced in March and November 2002, respectively, have reached the ten-year point

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	7

of the bond market cycle where holdings of bonds with short call dates typically increases. This hampered their performance during this period. NEA, which had the shortest duration among the six Funds, was the most negatively impacted by its positioning. In general, variations in duration and yield curve positioning among the Funds accounted for the majority of the differences in performance.

Credit exposure was also an important factor in performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. Over the past few years, bonds that matured or were called from these Funds’ portfolios and not replaced due to the insured mandate caused their credit weightings to shift toward the upper end of the quality spectrum. While we added to the Funds’ lower rated holdings following the change in investment policy, these Funds generally continued to be significantly overweight in bonds rated AA, which detracted from their performance during this period. NEA’s performance also was hampered by the largest exposure to AAA rated bonds among these six Funds. These allocations were offset to a certain extent by the positive influence of the Funds’ exposures to the lower rated credit spectrum.

Holdings that generally made positive contributions to the Funds’ returns during this period included health care (including hospitals), transportation and education credits. All of these Funds, particularly NQI, NPX and NVG, benefited from their weightings in the health care sector. In addition, the returns of NQI and NPX were boosted by their holdings of toll road bonds. Tobacco bonds backed by the 1998 master settlement agreement also were one of the top performing market segments, as these bonds benefited from several market developments, including increased demand for higher-yielding investments by investors who became less risk averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement stand to receive increased payments from the tobacco companies. Benefiting from the recent change in investment policy, NIO, NIF, NVG and NEA now have allocations in lower rated tobacco bonds as of April 30, 2012. NQI and NPX do not hold any lower rated tobacco bonds.

8	Nuveen Investments

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2012, NEA had the largest exposure to pre-refunded bonds, while NQI had the smallest allocation. General obligation and other tax-supported bonds as well as utilities and housing credits also lagged the performance of the general municipal market for this period. These Funds generally had relatively light exposures to housing, which limited the impact of the performance of this sector.

FUND POLICY CHANGES

On October 28, 2011, the Funds’ Board of Directors/Trustees approved changes to each Fund’s investment policy regarding its investment in insured municipal securities. These changes were designed to provide the Adviser with more flexibility regarding the types of securities available for investment by each Fund.

Effective January 2, 2012, each Fund eliminated the investment policy requiring it, under normal circumstances, to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Over the past few years, most municipal bond insurers have had their credit ratings downgraded and only one insurer is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically and the long-term viability of the municipal bond insurance market is uncertain. The Funds have not changed their investment objective and will continue to invest substantially all of their assets in a portfolio of investment grade quality municipal securities.

Concurrent with the investment policy changes, the Funds have changed their names as follows:

●	Nuveen Insured Quality Municipal Fund, Inc. (NQI) changed to Nuveen Quality Municipal Fund, Inc. (NQI)

●	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) changed to Nuveen Municipal Opportunity Fund, Inc. (NIO)

●	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) changed to Nuveen Premier Municipal Opportunity Fund, Inc. (NIF)

Nuveen Investments	9

●	Nuveen Insured Premium Income Municipal Fund 2 (NPX) changed to Nuveen Premium Income Municipal Opportunity Fund (NPX)

●	Nuveen Insured Dividend Advantage Municipal Fund (NVG) changed to Nuveen Dividend Advantage Municipal Income Fund (NVG); and

●	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) changed to Nuveen AMT-Free Municipal Income Fund (NEA)

In addition, each Fund changed its non-fundamental investment policy requiring each Fund to invest in municipal securities rated at least investment grade at the time of investment. Each Fund adopted a new policy to, under normal circumstances, invest at least 80% of its managed assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical ratings organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s investment adviser. Under the new policy, each Fund may invest up to 20% of its managed assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser. No more than 10% of each Fund’s managed assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser.

APPROVED FUND REORGANIZATIONS

On June 22, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain Funds included in this report. The reorganizations are intended to create a single larger Fund, which would potentially offer shareholders the following benefits:

●	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

●	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

●	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

10	Nuveen Investments

●	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds		Symbol	Acquiring Fund	Symbol
●	Nuveen Premier Municipal	NIF
	Opportunity Fund, Inc.		Nuveen AMT-Free Municipal	NEA
●	Nuveen Premier Income	NPX	Income Fund
Municipal Opportunity Fund

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer substantially all of their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.

Nuveen Investments	11

Fund Leverage and Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and/or Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NVG	2014	$108,000,000	2.95%	NVG PrC
NEA	2015	$83,000,000	2.85%	NEA PrC

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NQI	2014	$240,400,000
NVG	2014	$92,500,000
NEA	2014	$67,600,000

VRDP Shares
		VRDP Shares Issued
Fund		at Liquidation Value
NIO		$667,200,000
NIF		$130,900,000
NPX		$219,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP Shares, VMTP Shares and VRDP Shares.)

12	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Nuveen Investments	13

Common Share Dividend and
Price Information

DIVIDEND INFORMATION

The monthly dividends of all six Funds in this report remained stable throughout the six-month reporting period ended April 30, 2012.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions in December 2011 as follows:

		Short-Term Capital Gains
	Long-Term Capital Gains	and/or Ordinary Income
	(per share)	(per share)
NQI	—	$0.0026
NIO	$0.0026	—
NVG	$0.0413	—

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2012, all six of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of April 30, 2012, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NQI, NIF, and NPX have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NIO	2,900	0.0%
NVG	10,400	0.0%
NEA	19,300	0.1%

During the six-month reporting period, the Funds did not repurchase and retire any of their outstanding common shares.

14	Nuveen Investments

As of April 30, 2012, and during the six-month reporting period, the Funds’ common share prices were trading at (+) premiums or (-)discounts to their common share NAVs as shown in the accompanying table.

	4/30/12	Six-Month Average
Fund	(-) Discount	(+) Premium/(-) Discount
NQI	(-)3.01%	(-)0.55%
NIO	(-)4.01%	(-)3.03%
NIF	(-)1.86%	(+)1.74%
NPX	(-)4.51%	(-)3.62%
NVG	(-)3.74%	(-)3.06%
NEA	(-)3.02%	(-)2.94%

Nuveen Investments	15

NQI	Nuveen Quality
Performance	Municipal
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price	$14.50
Common Share Net Asset Value (NAV)	$14.95
Premium/(Discount) to NAV	-3.01%
Market Yield	6.21%
Taxable-Equivalent Yield1	8.63%
Net Assets Applicable to Common Shares ($000)	$574,904

Leverage
Regulatory Leverage	29.49%
Effective Leverage	37.50%

Average Annual Total Returns
(Inception 12/19/90)
	On Share Price	On NAV
6-Month (Cumulative)	6.01%	8.79%
1-Year	20.51%	20.93%
5-Year	5.95%	5.62%
10-Year	5.96%	5.99%

States3
(as a % of total investments)
California	15.6%
Florida	9.1%
Texas	8.8%
Illinois	8.2%
Pennsylvania	5.4%
New York	5.4%
Washington	5.3%
Arizona	3.8%
Massachusetts	3.8%
Kentucky	3.8%
Indiana	2.7%
Colorado	2.7%
Michigan	2.6%
Louisiana	2.5%
Ohio	2.4%
Other	17.9%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	24.2%
Transportation	15.5%
Health Care	13.9%
Tax Obligation/General	12.5%
Water and Sewer	11.2%
U.S. Guaranteed	10.3%
Other	12.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	The Fund paid shareholders a net ordinary income distribution in December 2011 of $0.0026 per share.

16	Nuveen Investments

NIO	Nuveen Municipal
Performance	Opportunity
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price	$14.86
Common Share Net Asset Value (NAV)	$15.48
Premium/(Discount) to NAV	-4.01%
Market Yield	5.90%
Taxable-Equivalent Yield1	8.19%
Net Assets Applicable to Common Shares ($000)	$1,479,755

Leverage
Regulatory Leverage	31.08%
Effective Leverage	36.70%

Average Annual Total Returns
(Inception 9/19/91)
	On Share Price	On NAV
6-Month (Cumulative)	7.79%	8.46%
1-Year	19.83%	19.21%
5-Year	5.97%	5.81%
10-Year	6.22%	6.19%

States3
(as a % of total investments)
Florida	15.4%
California	13.4%
Illinois	5.8%
Texas	5.3%
Nevada	5.3%
New York	5.2%
Washington	4.1%
South Carolina	3.7%
Pennsylvania	3.4%
New Jersey	3.1%
Louisiana	3.0%
Ohio	2.9%
Indiana	2.6%
Colorado	2.3%
Massachusetts	2.3%
Oklahoma	2.0%
Arizona	1.9%
Other	18.3%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	27.5%
Transportation	15.3%
U.S. Guaranteed	12.7%
Tax Obligation/General	12.4%
Water and Sewer	10.9%
Utilities	8.0%
Health Care	6.4%
Education and Civic Organizations	5.2%
Other	1.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0026 per share.

Nuveen Investments	17

NIF	Nuveen Premier
Performance	Municipal Opportunity
OVERVIEW	Fund, Inc.
as of April 30, 2012

Fund Snapshot
Common Share Price	$15.26
Common Share Net Asset Value (NAV)	$15.55
Premium/(Discount) to NAV	-1.86%
Market Yield	5.94%
Taxable-Equivalent Yield1	8.25%
Net Assets Applicable to Common Shares ($000)	$303,454

Leverage
Regulatory Leverage	30.14%
Effective Leverage	37.27%

Average Annual Total Returns
(Inception 12/19/91)
	On Share Price	On NAV
6- Month (Cumulative)	10.22%	8.80%
1-Year	10.51%	18.97%
5-Year	6.67%	6.09%
10-Year	6.24%	6.23%

States3
(as a % of total investments)
California	15.6%
Illinois	11.7%
Washington	8.0%
New York	6.8%
Colorado	4.8%
Texas	4.7%
Pennsylvania	4.6%
Nevada	4.1%
Indiana	3.7%
Florida	3.6%
Massachusetts	3.2%
Arizona	3.1%
Oregon	3.0%
Ohio	2.8%
New Jersey	2.2%
Other	18.1%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	21.2%
Tax Obligation/Limited	19.2%
Tax Obligation/General	17.6%
Transportation	11.0%
Water and Sewer	10.4%
Health Care	9.0%
Education and Civic Organizations	5.1%
Other	6.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NPX	Nuveen Premium
Performance	Income Municipal
OVERVIEW	Opportunity Fund
as of April 30, 2012

Fund Snapshot
Common Share Price	$13.76
Common Share Net Asset Value (NAV)	$14.41
Premium/(Discount) to NAV	-4.51%
Market Yield	5.41%
Taxable-Equivalent Yield1	7.51%
Net Assets Applicable to Common Shares ($000)	$538,364

Leverage
Regulatory Leverage	28.92%
Effective Leverage	35.39%

Average Annual Total Returns
(Inception 7/22/93)
	On Share Price	On NAV
6-Month (Cumulative)	10.19%	9.26%
1-Year	24.04%	21.11%
5-Year	6.84%	6.00%
10-Year	6.17%	6.18%

States3
(as a % of total investments)
California	18.7%
New York	7.1%
Pennsylvania	6.6%
Texas	6.3%
New Jersey	6.3%
Colorado	6.2%
Florida	5.6%
Illinois	5.4%
Indiana	3.8%
Louisiana	3.7%
Arizona	3.3%
Washington	3.2%
Georgia	3.0%
Puerto Rico	2.8%
Other	18.0%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	20.6%
Water and Sewer	12.9%
Transportation	12.4%
U.S. Guaranteed	12.0%
Health Care	11.7%
Tax Obligation/General	10.6%
Utilities	9.1%
Education and Civic Organizations	8.5%
Other	2.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	Rounds to less than 1%.

Nuveen Investments	19

NVG	Nuveen Dividend
Performance	Advantage Municipal
OVERVIEW	Income Fund
as of April 30, 2012

Fund Snapshot
Common Share Price	$15.18
Common Share Net Asset Value (NAV)	$15.77
Premium/(Discount) to NAV	-3.74%
Market Yield	5.93%
Taxable-Equivalent Yield1	8.24%
Net Assets Applicable to Common Shares ($000)	$470,134

Leverage
Regulatory Leverage	29.90%
Effective Leverage	36.63%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	9.50%	8.29%
1-Year	19.47%	16.90%
5-Year	5.92%	6.25%
10-Year	6.42%	6.76%

States3
(as a % of total municipal bonds)
California	13.0%
Texas	11.9%
Washington	11.2%
Illinois	8.1%
Florida	7.4%
Indiana	7.3%
New York	4.5%
Colorado	4.1%
Tennessee	3.8%
Pennsylvania	3.3%
Louisiana	3.0%
Ohio	2.2%
Alaska	2.2%
Other	18.0%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	20.1%
Transportation	16.8%
U.S. Guaranteed	14.2%
Health Care	12.9%
Tax Obligation/General	11.2%
Water and Sewer	6.7%
Education and Civic Organizations	6.5%
Utilities	6.5%
Other	5.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0413 per share.

20	Nuveen Investments

NEA	Nuveen AMT-Free
Performance	Municipal Income
OVERVIEW	Fund
as of April 30, 2012

Fund Snapshot
Common Share Price	$14.75
Common Share Net Asset Value (NAV)	$15.21
Premium/(Discount) to NAV	-3.02%
Market Yield	5.69%
Taxable-Equivalent Yield1	7.90%
Net Assets Applicable to Common Shares ($000)	$338,282

Leverage
Regulatory Leverage	30.80%
Effective Leverage	37.11%

Average Annual Total Returns
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	9.58%	6.38%
1-Year	18.16%	14.40%
5-Year	6.06%	5.99%
Since Inception	5.59%	6.26%

States3
(as a % of total investments)
California	13.7%
Florida	13.4%
Illinois	6.5%
Washington	5.9%
Michigan	5.9%
Texas	5.9%
New York	5.8%
Pennsylvania	5.0%
Indiana	4.5%
South Carolina	3.7%
Arizona	3.6%
Colorado	3.4%
Wisconsin	3.2%
Other	19.5%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	27.4%
Tax Obligation/Limited	24.5%
Health Care	10.2%
Water and Sewer	9.6%
Transportation	8.0%
Tax Obligation/General	7.9%
Utilities	6.2%
Other	6.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	21

Nuveen Quality Municipal Fund, Inc.
(formerly known as Nuveen Insured Quality Municipal Fund, Inc.)
NQI	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.9% (1.3% of Total Investments)
$1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	AA+ (4)	$1,173,284
7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 – NPFG Insured	6/15 at 100.00	A1	7,379,540
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Auburn Water Supply Agreement, Series 2011:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA–	1,300,725
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA–	1,043,260
10,385	Total Alabama			10,896,809
	Arizona – 5.6% (3.8% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	1,351,584
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	1,633,080
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	7,845,367
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034, 14.779%, 7/01/26 – AGM Insured (IF)	7/17 at 100.00	Aa2	3,018,840
9,270	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	9,286,593
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,276,010
30,545	Total Arizona			32,411,474
	Arkansas – 0.4% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/24 – NPFG Insured	11/14 at 100.00	Aa2	2,450,565
	California – 22.8% (15.6% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
4,010	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,413,566
3,965	5.000%, 12/01/26 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,340,565
5,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	5,303,250
	California State, General Obligation Bonds, Series 2002:
4,455	5.000%, 4/01/27 – AMBAC Insured	7/12 at 100.00	A1	4,468,811
8,000	5.000%, 10/01/32 – NPFG Insured	10/12 at 100.00	A1	8,110,960
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,217
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA+ (4)	4,086,544
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	8,219,330
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	996,800
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured	11/17 at 102.00	A–	2,442,726
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	3,503,450
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
22,985	0.000%, 1/15/24 – NPFG Insured	7/12 at 50.65	BBB	11,491,581
22,000	0.000%, 1/15/31 – NPFG Insured	7/12 at 33.16	BBB	7,200,160
50,000	0.000%, 1/15/37 – NPFG Insured	7/12 at 23.01	BBB	10,631,500
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.125%, 3/01/32 – AMBAC Insured	3/13 at 100.50	A	5,030,950

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	$8,604,975
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	Aa2	3,336,819
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A, 4.375%,	9/21 at 100.00	AA–	1,243,577
	9/02/25 – AGM Insured
5,193	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42	7/12 at 105.00	Aaa	5,481,056
4,395	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)	7/12 at 100.00	BBB (4)	5,119,999
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/25 – SYNCORA GTY Insured	10/14 at 100.00	BBB	2,528,073
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured	9/14 at 100.00	AA–	2,056,440
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,243,940
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	4,100,800
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	7,881,490
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	2,251,795
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured	8/14 at 100.00	Aa2	1,074,430
1,525	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured	8/14 at 100.00	Aa2	1,638,506
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA	3,490,582
197,988	Total California			131,297,892
	Colorado – 3.9% (2.7% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AGM Insured	6/15 at 100.00	AA–	2,237,718
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,935,943
1,000	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	1,098,710
1,085	13.486%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	A+	1,481,600
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	3,091,946
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	4,453,200
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	1,400,063
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA–	1,002,716
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA–	1,205,611
180	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	197,640
320	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	BBB (4)	363,958
33,075	Total Colorado			22,469,105
	Connecticut – 0.2% (0.1% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	1,102,370

Nuveen Investments	23

Nuveen Quality Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured Quality Municipal Fund, Inc.)
NQI	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia – 1.3% (0.9% of Total Investments)
$1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	$1,481,757
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1730, 11.089%, 10/01/36 – AMBAC Insured (IF)	10/16 at 100.00	AA+	5,829,001
5,255	Total District of Columbia			7,310,758
	Florida – 13.3% (9.1% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%, 7/01/28 – AGM Insured	7/15 at 100.00	AA–	4,670,667
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	10,806,600
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	2,245,540
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,125,071
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AA– (4)	3,830,397
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	4,348,880
2,750	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 – AMBAC Insured	6/13 at 101.00	AAA	2,906,915
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008, Trust 2929, 16.391%, 12/01/16 – AGC Insured (IF)	No Opt. Call	AAA	3,460,784
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A1	662,268
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/25	11/21 at 100.00	A2	1,100,400
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,028,560
13,045	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	A2	13,250,720
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B, 5.000%, 10/01/41 – AGM Insured	10/18 at 100.00	AA–	10,560,508
3,730	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%, 8/01/16 – AMBAC Insured	8/13 at 100.00	AA–	3,915,008
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33 (WI/DD, Settling 5/03/12)	5/22 at 100.00	AA	4,505,695
2,000	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured	10/21 at 100.00	AA–	2,150,480
71,790	Total Florida			76,568,493
	Georgia – 3.2% (2.2% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 – AGM Insured	11/14 at 100.00	AA–	1,072,120
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	7,832,580
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	2,268,660
7,295	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.000%, 7/15/36 – NPFG Insured	7/14 at 100.00	A3	7,441,848
17,295	Total Georgia			18,615,208
	Hawaii – 0.3% (0.2% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – AGM Insured	7/13 at 100.00	Aa2	1,704,499

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois – 12.1% (8.2% of Total Investments)
$3,490	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Refunding Series 2005A, 5.500%, 12/01/30 – AMBAC Insured	No Opt. Call	AA–	$4,189,675
1,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	AA–	1,681,425
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	9,530,305
1,775	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1	1,927,845
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	AA–	2,528,086
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,104,350
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 – AGM Insured	6/12 at 100.00	AA–	13,315,754
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 – AGM Insured	6/12 at 100.00	AA–	15,801,101
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/37 – AGM Insured	1/21 at 100.00	Aa3	8,137,040
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	846,300
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AAA	10,554,840
78,965	Total Illinois			69,616,721
	Indiana – 4.0% (2.7% of Total Investments)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	11,928,355
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	3,916,550
6,300	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%, 6/01/15 – AMBAC Insured	No Opt. Call	AA+	6,876,387
21,110	Total Indiana			22,721,292
	Kansas – 1.4% (1.0% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	5,869,215
2,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	Aa2 (4)	2,134,080
7,500	Total Kansas			8,003,295
	Kentucky – 5.6% (3.8% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa3	3,279,174
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – NPFG Insured	10/13 at 101.00	BBB	2,641,194
12,060	6.150%, 10/01/28 – NPFG Insured	10/13 at 101.00	BBB	12,578,098
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A– (4)	4,165,103
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A– (4)	6,687,091
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA– (4)	2,555,937
29,775	Total Kentucky			31,906,597

Nuveen Investments	25

Nuveen Quality Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured Quality Municipal Fund, Inc.)
NQI	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 3.7% (2.5% of Total Investments)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
$11,325	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	$11,765,769
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,142,044
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.714%, 5/01/34 – FGIC Insured (IF)	5/16 at 100.00	Aa1	10,904
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.683%, 5/01/34 – FGIC Insured (IF)	5/16 at 100.00	Aa1	5,451
20,280	Total Louisiana			20,924,168
	Maine – 0.3% (0.2% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%, 7/01/29 – NPFG Insured	7/12 at 100.00	Aaa	557,131
1,335	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 (WI/DD, Settling 5/31/12) (Alternative Minimum Tax)	11/21 at 100.00	AA+	1,337,710
1,890	Total Maine			1,894,841
	Massachusetts – 5.6% (3.8% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured	7/12 at 100.00	AAA	5,040,950
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	4,427,280
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	7,397,760
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Tender Option Bond Trust 11824, 13.368%, 1/01/16 (IF)	No Opt. Call	AAA	4,644,588
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,352,188
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,081,750
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,292,691
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,163,500
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	3,567,703
1,245	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	1,427,841
28,490	Total Massachusetts			32,396,251
	Michigan – 3.8% (2.6% of Total Investments)
5,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	5,107,300
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/28 – AGM Insured	5/17 at 100.00	Aa2	1,970,051
2,750	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.375%, 10/15/36	10/21 at 100.00	Aa3	3,099,525
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	11,632,386
20,160	Total Michigan			21,809,262
	Minnesota – 0.2% (0.1% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA–	1,088,950
	Mississippi – 1.9% (1.3% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds, Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)	No Opt. Call	BBB (4)	3,065,642
1,330	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,407,858
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA–	6,351,810
9,490	Total Mississippi			10,825,310

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 2.2% (1.5% of Total Investments)
$12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured (UB)	9/17 at 100.00	AA	$12,630,382
	Nevada – 1.0% (0.7% of Total Investments)
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	N/R (4)	5,744,196
	New Jersey – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,828,962
1,700	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,828,962
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	7,439,580
9,400	Total New Jersey			11,097,504
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,345	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,459,581
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AAA	3,565,998
4,635	Total New Mexico			5,025,579
	New York – 7.9% (5.4% of Total Investments)
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured	10/12 at 100.00	A+	15,254,850
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,061,966
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	3,137,066
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	3,366,264
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	2,187,120
7,800	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	7,848,516
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	1,453,043
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005, 16.499%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	2,083,615
510	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/12 at 100.00	AA–	511,168
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 – AGM Insured (UB)	3/15 at 100.00	AAA	2,729,788
2,465	5.000%, 3/15/25 – AGM Insured (UB)	3/15 at 100.00	AAA	2,715,567
43,535	Total New York			45,348,963
	Ohio – 3.5% (2.4% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 – FGIC Insured	6/14 at 100.00	A+	7,471,310
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	9,174,615
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	3,264,348
19,110	Total Ohio			19,910,273
	Pennsylvania – 8.0% (5.4% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	3,360,540
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	AA–	1,276,852

Nuveen Investments	27

Nuveen Quality Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured Quality Municipal Fund, Inc.)
NQI	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	AA	$6,452,832
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006, 5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	1,742,144
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	2,637,964
3,750	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	4,116,075
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	5,558,706
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA–	5,285,050
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	8,392,435
2,500	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA–	2,633,650
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	BBB	2,091,920
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	1,237,433
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA–	1,102,930
42,855	Total Pennsylvania			45,888,531
	Puerto Rico – 3.4% (2.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	BBB+	2,635,650
31,870	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – FGIC Insured	No Opt. Call	Aa2	5,818,825
5,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	Baa1	4,965,500
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/16 – FGIC Insured	No Opt. Call	A3	6,045,250
44,370	Total Puerto Rico			19,465,225
	South Carolina – 2.2% (1.5% of Total Investments)
2,425	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A, 5.000%, 2/01/22 (Pre-refunded 2/01/14) – AMBAC Insured	2/14 at 100.00	Aa1 (4)	2,623,559
9,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%, 10/01/34 – SYNCORA GTY Insured	10/16 at 100.00	A1	10,261,236
12,375	Total South Carolina			12,884,795
	South Dakota – 0.3% (0.2% of Total Investments)
1,850	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2012A, 5.000%, 7/01/42 (WI/DD, Settling 5/01/12)	7/21 at 100.00	A+	1,940,743
	Tennessee – 1.3% (0.9% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – AGM Insured	1/13 at 52.75	AA–	3,857,100
5,000	0.000%, 1/01/25 – AGM Insured	1/13 at 49.71	AA–	2,421,300
2,750	0.000%, 1/01/26 – AGM Insured	1/13 at 46.78	AA–	1,251,470
15,250	Total Tennessee			7,529,870

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 13.0% (8.8% of Total Investments)
$2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	$2,507,316
500	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37	8/21 at 100.00	AA	559,240
1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–	1,879,350
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 – AGM Insured (UB)	7/14 at 100.00	AA–	3,410,316
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	3,880,441
4,700	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	5,071,347
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA–	3,710,175
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA–	2,180,108
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	AA (4)	24,222,790
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2004A, 5.000%, 8/01/24 – AMBAC Insured	8/12 at 100.00	A+	2,006,680
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured	8/12 at 101.00	AA	22,370,605
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa2	2,693,802
65,060	Total Texas			74,492,170
	Utah – 0.8% (0.5% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752-1, 12.492%, 6/15/27 – AGM Insured (IF)	6/18 at 100.00	AAA	4,564,914
	Washington – 7.8% (5.3% of Total Investments)
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	8,674,800
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.970%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+	2,105,659
14,825	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42	5/12 at 105.00	AA+	15,586,264
4,380	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42 (Alternative Minimum Tax)	9/12 at 101.00	AA+	4,470,710
1,970	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,123,837
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/28 – NPFG Insured (UB)	No Opt. Call	AA+	12,030,756
52,350	Total Washington			44,992,026
	Wisconsin – 0.7% (0.5% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (4)	1,825,641
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35	5/21 at 100.00	A+	1,382,650
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1	1,043,208
3,885	Total Wisconsin			4,251,499

Nuveen Investments	29

Nuveen Quality Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured Quality Municipal Fund, Inc.)
NQI	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
$1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	$1,085,650
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,109,538
2,000	Total Wyoming			2,195,188
$928,028	Total Investments (cost $787,553,615) – 146.8%			843,975,718
	Floating Rate Obligations – (9.1)%			(52,480,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.8)% (6)			(240,400,000)
	Other Assets Less Liabilities – 4.1%			23,808,310
	Net Assets Applicable to Common Shares – 100%			$574,904,028

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen Municipal Opportunity Fund, Inc.
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.3% (1.6% of Total Investments)
$10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 – BHAC Insured	1/17 at 100.00	AA+	$10,687,530
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured (4)	8/12 at 100.00	Aaa	2,529,800
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured (4)	8/12 at 100.00	Aaa	429,934
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured (4)	8/12 at 100.00	Aaa	14,971,828
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 – FGIC Insured (4)	7/12 at 100.00	Caa3	6,107,315
38,420	Total Alabama			34,726,407
	Arizona – 2.8% (1.9% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB–	4,265,278
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,174,520
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,172,200
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,095,050
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/29 – AGC Insured	4/20 at 100.00	AA–	3,281,670
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured	7/14 at 100.00	AA (5)	1,098,690
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034, 14.749%, 7/01/26 – AGM Insured (IF)	7/17 at 100.00	Aa2	5,708,352
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/27 – NPFG Insured	7/14 at 100.00	AA+	1,232,766
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 4.750%, 7/01/25 – NPFG Insured	7/15 at 100.00	AAA	14,769,392
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured	7/15 at 100.00	AA+	5,248,500
38,070	Total Arizona			41,046,418
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%, 9/01/35 – AMBAC Insured	9/15 at 100.00	A1	2,783,211
	California – 19.8% (13.4% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	3,735,256
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	33,611
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	28,010
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,039,349
2,795	5.000%, 12/01/27 – NPFG Insured (UB)	12/14 at 100.00	AAA	3,070,335
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	3,181,950
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,738,294

Nuveen Investments	31

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$10,920	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	$11,681,888
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	A1	3,833,375
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured	6/15 at 100.00	AAA	6,324,425
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	10,123,500
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
15,510	4.500%, 6/01/27	6/17 at 100.00	BB–	13,276,405
3,760	5.000%, 6/01/33	6/17 at 100.00	BB–	2,968,558
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–	1,502,170
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	Aa2	3,409,672
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AA	3,036,030
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	Aa2 (5)	21,105,000
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F, 5.000%, 7/01/24 – FGIC Insured	7/16 at 100.00	Aa2	3,394,470
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	4,146,064
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured (Alternative Minimum Tax)	11/12 at 100.00	A	5,597,339
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (5)	706,036
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	6/12 at 101.00	N/R	15,042,000
6,000	5.125%, 6/15/33 – AMBAC Insured	6/12 at 101.00	N/R	6,007,500
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A	2,094,361
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 5.000%, 7/01/26 – AGM Insured	7/13 at 100.00	AA–	6,222,840
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/22 – AGM Insured	8/15 at 100.00	AA	3,357,615
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA	2,797,300
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding Series 2005A, 5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	1,368,803
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 – AMBAC Insured	7/12 at 100.00	AA+	3,039,999
2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/27 – AGM Insured	6/17 at 100.00	Aa2	2,062,226
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)	No Opt. Call	Aaa	56,093,421
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	7/12 at 100.00	BBB	29,144,604
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	5,900,030

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	$18,686,121
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	BBB	12,860,213
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%, 6/01/25 – AGM Insured	6/16 at 100.00	Aa1	7,075,602
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+	5,115,050
323,925	Total California			292,799,422
	Colorado – 3.5% (2.3% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,068,152
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%, 11/01/24 – AGM Insured	11/15 at 100.00	Aa2	2,153,517
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%, 6/15/25 – NPFG Insured	6/14 at 100.00	AA–	1,044,230
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (5)	5,307,341
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/28 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa1 (5)	1,944,032
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB	21,442,941
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	4,453,200
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (5)	5,062,626
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA–	4,751,203
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	Aa2 (5)	2,794,750
355	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	389,790
645	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	BBB (5)	733,604
69,020	Total Colorado			51,145,386
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	3,582,703
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2003:
5,000	5.125%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,336,650
5,000	5.125%, 10/01/25 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,336,650
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	2,963,513
12,670	Total District of Columbia			13,636,813

Nuveen Investments	33

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida – 22.7% (15.4% of Total Investments)
$1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	$1,331,000
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa3 (5)	4,040,796
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 100.00	A+	2,267,713
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA+ (5)	4,801,680
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	6,483,960
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	5,526,516
12,585	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	13,441,283
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AA– (5)	1,665,390
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AA–	3,195,420
	6/01/22 – AMBAC Insured
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/12 at 100.00	AA+	1,232,337
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/12 at 100.00	AA+	1,891,890
900	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 – NPFG Insured	10/12 at 100.00	A2	903,915
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	959,923
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	496,660
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,292,063
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,131,168
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,262,914
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 – NPFG Insured	2/15 at 100.00	BBB	2,600,600
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured	8/15 at 100.00	AA–	2,722,200
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 – NPFG Insured	10/15 at 100.00	A	1,250,616
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series 2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured	10/13 at 100.00	N/R (5)	4,209,473
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project, Series 1999, 5.000%, 7/01/29 – AMBAC Insured	7/12 at 100.00	N/R	1,000,210
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
250	5.375%, 11/01/25 – NPFG Insured	11/12 at 100.00	A–	250,403
185	5.375%, 11/01/30 – NPFG Insured	11/12 at 100.00	A–	185,233
220	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – NPFG Insured	11/12 at 100.00	Baa2	222,713
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 – AGM Insured	10/13 at 100.00	AA–	2,107,940
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	2,032,102
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured	No Opt. Call	Aaa	3,124,275
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured	7/15 at 100.00	Aa2	1,091,180

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/29 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (5)	$6,329,280
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%, 5/01/23 – AMBAC Insured	11/13 at 101.00	AA	2,138,660
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 – FGIC Insured	10/15 at 100.00	AA+	1,101,620
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	A+	2,782,385
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds, Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa2	1,687,556
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa2	1,859,756
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (5)	1,582,253
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B, 5.000%, 10/01/24 – NPFG Insured	10/14 at 100.00	AA	1,615,155
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 – FGIC Insured	10/13 at 100.00	AA	1,064,010
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,535,463
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,746,556
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,017,980
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA–	5,079,065
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 – FGIC Insured	10/14 at 100.00	A2	1,293,001
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 – AMBAC Insured	10/14 at 100.00	A–	1,600,251
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 – NPFG Insured	4/17 at 100.00	A	1,027,360
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	3,161,970
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa2 (5)	2,136,140
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,444,284
1,000	5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,069,840
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 – NPFG Insured	10/13 at 100.00	Aa3	2,099,520
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A, 5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	2,206,534
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,698,720
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	36,066,554
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005A, 5.000%, 6/01/32 – NPFG Insured	12/15 at 100.00	Aa3	13,160,413
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3	5,471,886
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%, 10/01/21 – NPFG Insured	7/12 at 61.53	A+	10,951,740

Nuveen Investments	35

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%, 7/01/35 – AGM Insured	7/18 at 100.00	AA	$3,202,140
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/22 – AGM Insured	No Opt. Call	Aa2	2,505,480
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB	1,369,348
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	BBB	2,236,806
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 – AGM Insured	7/16 at 100.00	AA–	2,103,060
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%, 8/01/27 – FGIC Insured	8/17 at 100.00	AA	1,074,080
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA+	3,270,185
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 – SYNCORA GTY Insured	10/16 at 100.00	AA–	2,609,025
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,677,225
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,312,816
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003, 5.000%, 10/01/20 – NPFG Insured	10/13 at 100.00	Aa3	1,850,573
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA+	1,067,428
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	AA–	2,307,595
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA–	3,294,810
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	AA+	7,802,640
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	A1	1,051,810
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A1	525,905
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A1	525,130
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%, 10/01/36 – AGM Insured	4/16 at 100.00	AA	3,308,760
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,343,192
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,368,185
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 – FGIC Insured	10/14 at 100.00	Aa3	1,262,430
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	1,020,000
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	5,969,712
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	9,136,055
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	AA– (5)	1,945,674
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 – NPFG Insured	9/14 at 100.00	Aa3	1,075,840
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured	6/15 at 100.00	Aa3	2,073,338

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,260	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series 2004A, 5.000%, 7/01/24 – AGM Insured	7/14 at 100.00	AA–	$4,599,352
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	1,404,567
770	5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	795,233
500	5.250%, 1/01/20 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	516,385
5,740	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (5)	7,004,407
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992, 6.000%, 10/01/19 – NPFG Insured	No Opt. Call	BBB	3,861,644
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,005	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	5,454,049
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	1,498,380
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,558,692
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,641,427
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,733,200
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	441,232
1,765	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/22 – AGM Insured	1/15 at 100.00	AA+	1,916,102
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)	7/12 at 100.00	Aaa	1,519,920
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	Aa3	10,520,307
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AA+	1,475,568
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/24 – AGM Insured	8/15 at 100.00	Aa3	4,490,033
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA–	2,184,200
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program Series 2007, 5.000%, 8/01/32 – AGM Insured	8/17 at 100.00	Aa3	12,542,520
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	Aa3	1,862,291
326,185	Total Florida			335,958,276
	Georgia – 1.9% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 – AGM Insured	11/14 at 100.00	AA–	1,072,120
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	11,189,400
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA–	1,249,964
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	3,057,780
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured	9/14 at 102.00	AA–	1,682,868
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,816,294
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,216,221
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,604,490
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured	7/19 at 100.00	Aa3	2,479,793
26,080	Total Georgia			28,368,930

Nuveen Investments	37

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho – 0.2% (0.1% of Total Investments)
$90	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	$90,446
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	1,142,110
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,213,078
2,155	Total Idaho			2,445,634
	Illinois – 8.6% (5.8% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA–	1,166,424
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	AA–	7,671,860
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1	7,819,992
7,025	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540, Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured	12/17 at 100.00	Aa2	6,539,221
10,580	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%, 5/15/21 – NPFG Insured	5/12 at 100.00	Baa1	10,591,109
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000, 5.800%, 6/01/30 – NPFG Insured	6/12 at 100.00	Baa2	3,298,262
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	AA–	7,584,259
14,965	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	16,196,620
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/24 – AGM Insured	7/16 at 100.00	AA–	6,082,463
22,610	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 – FGIC Insured	6/12 at 100.00	A+	22,672,856
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,385,200
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,398,350
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	5,926,505
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3861, 13.397%, 6/15/42 (IF) (6)	6/20 at 100.00	AAA	6,683,384
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	Aaa	4,697,374
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	Aaa	2,603,983
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A+	2,103,520
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA–	1,166,025
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA–	1,268,848
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA–	1,411,144
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,271,940
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA–	2,491,492
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA–	2,730,339
166,005	Total Illinois			127,761,170

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 3.9% (2.6% of Total Investments)
$2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AA+ (5)	$2,146,299
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B., 5.000%, 12/01/37	12/20 at 100.00	AA	5,317,150
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	9,046,380
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured	1/20 at 100.00	AA	5,474,000
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	AA	10,512,200
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	10,722,263
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA+ (5)	3,277,690
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured	1/14 at 100.00	AA+ (5)	1,447,522
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10 Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured	7/13 at 100.00	AA–	5,164,850
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured	7/13 at 100.00	Aa3 (5)	3,917,259
63,440	Total Indiana			57,025,613
	Kansas – 0.7% (0.5% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – AGM Insured Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:	9/14 at 101.00	AA–	2,251,561
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	2,375,673
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	5,354,956
9,035	Total Kansas			9,982,190
	Kentucky – 2.3% (1.5% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/20 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3 (5)	4,242,178
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	4,695,420
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA–	11,671,500
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B, 5.000%, 7/01/25 – AMBAC Insured	7/16 at 100.00	AA+	8,464,500
4,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	AA	4,351,680
29,230	Total Kentucky			33,425,278
	Louisiana – 4.4% (3.0% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured	1/21 at 100.00	AA–	3,768,028
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – NPFG Insured	11/14 at 100.00	A+	3,296,766
4,520	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	4,792,059
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	2,627,856
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	4,834,160
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	5,425,600

Nuveen Investments	39

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
$3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	$3,428,436
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	36,532,385
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.714%, 5/01/34 – FGIC Insured (IF)	5/16 at 100.00	Aa1	41,797
61,753	Total Louisiana			64,747,087
	Maine – 0.2% (0.1% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AAA	3,155,580
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB+	5,261,137
	Massachusetts – 3.4% (2.3% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	4,980,690
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.655%, 12/15/34 (IF) (6)	12/19 at 100.00	AAA	7,594,717
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/23 – AGM Insured (UB)	8/15 at 100.00	AA+	12,432,530
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (5)	16,226,250
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (6)	2/17 at 100.00	AA+	7,470,038
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AA (5)	1,682,490
44,585	Total Massachusetts			50,386,715
	Michigan – 2.3% (1.6% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	Aa2	6,433,237
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	7/12 at 100.00	BBB	6,002,460
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 – NPFG Insured (7)	1/13 at 100.00	A	1,497,168
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds, Series 2003, 5.250%, 5/01/20 – AMBAC Insured	5/13 at 100.00	Aa1	1,135,691
8,260	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	9,260,947
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured	12/12 at 100.00	BBB+	10,062,000
32,835	Total Michigan			34,391,503

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 1.1% (0.8% of Total Investments)
$5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	$5,890,950
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	6,206,276
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	4,442,240
14,020	Total Minnesota			16,539,466
	Missouri – 0.3% (0.2% of Total Investments)
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A–	4,654,155
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured	1/21 at 100.00	AA–	3,429,660
	Nebraska – 2.4% (1.6% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured (UB)	9/17 at 100.00	AA	28,185,859
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+	5,638,650
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	1,089,170
33,125	Total Nebraska			34,913,679
	Nevada – 7.8% (5.3% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A, 5.000%, 6/15/19 – FGIC Insured	6/15 at 101.00	AA	7,795,270
3,500	Clark County School District, Nevada, General Obligation Bonds, Series 2004B, 5.000%, 6/15/18 – AGM Insured	6/14 at 100.00	AA	3,818,255
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	AA–	3,310,020
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 – NPFG Insured	12/12 at 100.00	AA+	8,638,737
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (5)	3,732,257
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	AA–	18,339,434
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3	7,884,795
10,285	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 – FGIC Insured	12/14 at 100.00	AA	11,051,438
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	A3	14,998,337
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	A3 (5)	25,413,597
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	N/R (5)	10,042,300
110,385	Total Nevada			115,024,440

Nuveen Investments	41

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 4.6% (3.1% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project Consolidation, Series 2004:
$2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	$2,204,820
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,470,725
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	4,142,061
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,142,061
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	32,238,180
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,654,910
2,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA–	2,085,460
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%,	1/15 at 100.00	AA–	3,588,820
	1/01/21 – AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
6,765	4.500%, 6/01/23	6/17 at 100.00	B1	6,418,767
495	4.625%, 6/01/26	6/17 at 100.00	B1	447,930
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	Aa3	1,697,053
60,110	Total New Jersey			68,090,787
	New Mexico – 1.3% (0.9% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005, 5.000%, 6/15/25 – NPFG Insured	6/15 at 100.00	A+	4,021,205
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A, 5.000%, 6/01/36 – AGM Insured	6/17 at 100.00	AA	14,604,768
17,260	Total New Mexico			18,625,973
	New York – 7.7% (5.2% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	2,040,928
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	Aa1	8,166,996
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	3,700,749
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	3,803,116
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	13,568,625
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	7,038,552
2,800	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	3,061,968
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA–	1,510,080
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	5,031,100
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	3,407,330
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	3,075,711

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 – AMBAC Insured	9/15 at 100.00	AA	$5,670,050
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	10,982,400
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 – AMBAC Insured	1/15 at 100.00	A+	5,402,150
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	15,394,260
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,101,980
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/25 – AGM Insured (UB)	3/15 at 100.00	AAA	4,021,023
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,074,750
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,353,600
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured	11/12 at 100.00	Aa3	10,198,000
106,250	Total New York			114,603,368
	North Carolina – 1.5% (1.0% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,310,574
2,575	5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,813,110
4,970	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36 (WI/DD, Settling 5/03/12)	6/22 at 100.00	A+	5,317,204
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/16 – AGM Insured	1/13 at 100.00	AA–	5,418,053
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,486,014
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,583,906
21,410	Total North Carolina			22,928,861
	North Dakota – 0.8% (0.5% of Total Investments)
4,200	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35 (WI/DD, Settling 5/09/12)	12/21 at 100.00	A–	4,413,654
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,453,242
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,514,416
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,337,500
10,750	Total North Dakota			11,718,812
	Ohio – 4.3% (2.9% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
1,930	5.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	2,101,944
4,050	4.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	3,968,190
2,420	5.000%, 5/01/42 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	2,579,841
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 – FGIC Insured	6/14 at 100.00	A+	2,839,422
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (5)	2,244,220

Nuveen Investments	43

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22 – AMBAC Insured	6/14 at 100.00	BBB+	$2,489,177
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – NPFG Insured	6/15 at 100.00	Baa2	2,340,696
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	19,875,796
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	Aa3	5,281,711
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	7,311,120
6,875	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38 (WI/DD, Settling 5/09/12)	1/22 at 100.00	Aa2	7,505,025
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2 (5)	3,224,040
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds, Series 2010B, 5.000%, 1/01/29 – AGM Insured	1/20 at 100.00	AA–	2,212,220
59,490	Total Ohio			63,973,402
	Oklahoma – 2.9% (2.0% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,874,850
7,500	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	8,273,775
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,174,650
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,704,735
885	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)	No Opt. Call	AA+	905,514
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	A	21,570,150
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 – AMBAC Insured	7/14 at 100.00	Aa3	5,261,079
40,265	Total Oklahoma			42,764,753
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A, 5.000%, 5/01/25 – AGM Insured	5/15 at 100.00	AA	2,693,412
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/31	4/21 at 100.00	AAA	4,763,440
6,535	Total Oregon			7,456,852
	Pennsylvania – 5.0% (3.3% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	AA–	2,372,862
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26 – AGM Insured (UB)	6/16 at 100.00	AA	8,517,711
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	5,652,780
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	1,717,775
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 – NPFG Insured	5/15 at 100.00	A	1,876,590

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B:
$5,000	4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	Aa2	$5,146,950
6,740	4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	6,938,089
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3	2,933,018
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	10,691,000
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA–	7,432,160
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA–	5,687,692
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005B, 5.000%, 2/15/30 – AGM Insured	8/15 at 100.00	Aa2	6,983,134
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA–	3,615,767
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA–	3,769,160
68,375	Total Pennsylvania			73,334,688
	Puerto Rico – 0.9% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – SYNCORA GTY Insured	7/15 at 100.00	AA+ (5)	2,866,500
670	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/19 – FGIC Insured	7/13 at 100.00	Baa1	691,594
1,330	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Baa1 (5)	1,407,193
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,709,743
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – FGIC Insured	No Opt. Call	Aa2	6,572,880
42,050	Total Puerto Rico			13,247,910
	Rhode Island – 0.3% (0.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/12 at 100.00	BBB	2,200,553
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 – NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured	9/14 at 100.00	A1	1,522,978
3,600	Total Rhode Island			3,723,531
	South Carolina – 5.4% (3.7% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008, Trust 1181, 9.624%, 8/01/15 – AGM Insured (IF)	No Opt. Call	Aa1	17,100,652
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series 2002, 5.000%, 6/01/27 – NPFG Insured	12/12 at 100.00	A+	10,093,800
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	BBB	2,155,960
2,605	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	BBB	2,808,138
2,385	5.250%, 8/15/25 – NPFG Insured	8/14 at 100.00	BBB	2,564,996
3,005	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%, 1/01/13 – AMBAC Insured	No Opt. Call	N/R	2,978,165

Nuveen Investments	45

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$4,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 – AGC Insured	4/21 at 100.00	AA–	$4,843,125
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured	11/12 at 100.00	A	8,141,760
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)	11/12 at 100.00	A	10,054,000
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	AA–	1,470,013
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%, 10/01/34 – SYNCORA GTY Insured	10/16 at 100.00	A1	18,047,400
75,895	Total South Carolina			80,258,009
	Texas – 7.9% (5.3% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	4,844,179
8,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 (WI/DD, Settling 5/10/12) – AGM Insured	11/21 at 100.00	A+	9,378,600
4,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)	11/12 at 100.00	A+	4,616,514
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/12 at 100.00	BBB	24,998,750
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,316,040
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,395,050
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured	9/12 at 100.00	A2	17,508,750
225	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 (Pre-refunded 5/07/12) – AGM Insured (Alternative Minimum Tax)	5/12 at 100.00	AA– (5)	225,225
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46 (WI/DD, Settling 5/03/12)	8/21 at 100.00	A	7,057,110
2,655	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A, 5.000%, 5/15/21 – NPFG Insured	5/12 at 100.00	A1	2,662,673
23,400	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series 2012, 5.000%, 3/01/52	3/22 at 100.00	AAA	25,735,788
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured	8/16 at 100.00	BBB	7,855,926
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured	5/12 at 100.00	AA–	1,881,069
111,575	Total Texas			116,475,674
	Utah – 1.9% (1.3% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	AA– (5)	2,108,560
7,500	Metropolitan Water District Salt Lake City and Sandy, Utah, Water Revenue Bonds, Project and Refunding Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	AA+	8,548,350
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM Insured (UB)	6/18 at 100.00	AAA	16,970,400
24,500	Total Utah			27,627,310

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 0.5% (0.3% of Total Investments)
$1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured	6/14 at 100.00	AA+	$1,128,119
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38	7/20 at 100.00	AA–	1,052,660
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	AA– (5)	18,772
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,190,958
7,065	Total Virginia			7,390,509
	Washington – 6.0% (4.1% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	8/12 at 100.00	AAA	10,073,400
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured	1/15 at 100.00	AA	2,604,700
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004, 5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AA+ (5)	3,914,575
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.729%, 1/01/39 – AGC Insured (IF) (6)	1/19 at 100.00	Aa1	9,745,650
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	18,433,950
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.970%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+	5,494,948
11,000	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	11,909,920
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	5,178,838
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,471,594
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,583,002
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,795,703
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.256%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+	7,882,533
78,305	Total Washington			89,088,813
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A, 5.000%, 6/15/40	6/20 at 100.00	AAA	10,886,400
	Wisconsin – 2.4% (1.6% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	A	9,323,681
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	10,967,131
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	315,619
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (5)	2,847,882
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,855,403
32,595	Total Wisconsin			35,309,716
$2,198,348	Total Long-Term Investments (cost $2,025,672,885) – 147.1%			2,174,696,241

Nuveen Investments	47

Nuveen Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Insured Municipal Opportunity Fund, Inc.)
NIO	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.8% (0.6% of Total Investments)
	Missouri – 0.5% (0.4% of Total Investments)
$7,990	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Tender Option Bond Trust DCL-017, 0.940%, 7/01/26 (8)	No Opt. Call	A-2	$7,990,000
	North Carolina – 0.2% (0.1% of Total Investments)
2,500	Sampson County, North Carolina, Certificates of Participation, Series 2006, VRDO Series 112, 0.450%, 6/01/34 – AGM Insured (8)	6/17 at 100.00	A-1	2,500,000
	Pennsylvania – 0.1% (0.1% of Total Investments)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tender Option Bond Trust 3932, 0.400%, 6/29/12 (8)	No Opt. Call	A-1	2,000,000
$12,490	Total Short-Term Investments (cost $12,490,000)			12,490,000
	Total Investments (cost $2,038,162,885) – 147.9%			2,187,186,241
	Floating Rate Obligations – (7.1)%			(104,433,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.1)% (9)			(667,200,000)
	Other Assets Less Liabilities – 4.3%			64,202,437
	Net Assets Applicable to Common Shares – 100%			$1,479,755,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1– General Information and Significant Accounting Policies, Investment Valuation for more information.

(8)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

48	Nuveen Investments

Nuveen Premier Municipal Opportunity Fund, Inc.
(formerly known as Nuveen Premier Insured Municipal Income Fund, Inc.)
NIF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AA+	$2,311,232
	Arizona – 4.5% (3.1% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB–	1,472,176
2,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	2,219,340
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 4.750%, 7/01/25 – NPFG Insured	7/15 at 100.00	AAA	4,784,451
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 – FGIC Insured	No Opt. Call	AA	5,299,900
12,830	Total Arizona			13,775,867
	Arkansas – 1.4% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%, 5/15/23 – AMBAC Insured	5/15 at 100.00	A+	4,312,415
	California – 22.9% (15.6% of Total Investments)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	11,204
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/26 – NPFG Insured (UB)	12/14 at 100.00	AAA	1,083,773
2,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	2,121,300
2,085	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	2,230,470
1,890	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002B, 0.000%, 8/01/30 – FGIC Insured	8/12 at 34.89	A+	650,538
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	3,345,795
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – AGM Insured	10/14 at 100.00	AA–	1,085,882
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,530	4.500%, 6/01/27	6/17 at 100.00	BB–	2,165,655
1,015	5.000%, 6/01/33	6/17 at 100.00	BB–	801,353
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	Aa2	740,140
3,020	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)	No Opt. Call	Aaa	3,766,182
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	BBB	6,147,200
8,235	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	Aaa	10,994,137
7,910	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	10,486,445
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – NPFG Insured	No Opt. Call	BBB	8,623,440
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured	8/14 at 100.00	BBB	2,041,100
4,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	4,153,937
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	Aaa	3,285,607
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	1,891,430

Nuveen Investments	49

Nuveen Premier Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Premier Insured Municipal Income Fund, Inc.)
NIF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA	$3,964,068
87,210	Total California			69,589,656
	Colorado – 7.1% (4.8% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 14.879%, 10/01/41 – AGM Insured (IF) (5)	4/18 at 100.00	AA	3,491,700
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	7,245,200
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General Obligation Bonds, Series 2005A, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	4,931,353
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	2,312,903
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa2 (4)	1,554,646
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	Aa2 (4)	1,004,160
355	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	389,790
645	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	BBB (4)	733,604
32,860	Total Colorado			21,663,356
	District of Columbia – 1.0% (0.7% of Total Investments)
3,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007, 0.000%, 4/01/40 – AMBAC Insured	4/21 at 100.00	A–	2,366,753
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	738,103
3,815	Total District of Columbia			3,104,856
	Florida – 5.4% (3.6% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%,	2/15 at 100.00	A–	2,405,465
	2/01/23 – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AA	1,594,350
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 6.000%, 2/01/30 – AGM Insured	2/21 at 100.00	AA–	1,373,304
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	AA–	4,267,200
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%, 10/01/17 – NPFG Insured	10/13 at 100.00	A1	4,466,416
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,186,560
15,225	Total Florida			16,293,295
	Georgia – 2.4% (1.6% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,909,088
1,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,347,625
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,743,998
1,165	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,258,969
6,465	Total Georgia			7,259,680
	Illinois – 17.3% (11.7% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	BBB+	4,053,080

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$6,330	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%, 1/01/15 – NPFG Insured	No Opt. Call	Aa3	$6,779,620
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1	1,574,860
2,800	Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 – AMBAC Insured	11/12 at 100.00	AA	2,858,408
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	Aa3	19,344,788
1,320	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	AA–	1,489,765
3,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	3,246,900
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%, 2/01/35 – FGIC Insured	2/17 at 100.00	A+	2,665,575
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	799,450
200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	202,904
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	3,473,784
3,500	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	3,674,720
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured	12/20 at 100.00	AA–	2,273,867
58,865	Total Illinois			52,437,721
	Indiana – 5.5% (3.7% of Total Investments)
2,720	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	2,894,842
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,139,774
1,060	5.250%, 11/15/20 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,190,306
1,100	5.250%, 11/15/21 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,235,223
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 - AMBAC Insured	No Opt. Call	AA	5,727,920
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	3,345,480
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured	7/14 at 102.00	AA–	1,084,890
19,150	Total Indiana			16,618,435
	Iowa – 1.1% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003, 5.000%, 6/15/17 – AMBAC Insured	6/13 at 100.00	N/R	3,442,707
	Kansas – 0.3% (0.2% of Total Investments)
515	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006, 5.000%, 9/01/31	9/14 at 100.00	Aa3	529,652
470	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006, 5.000%, 9/01/31 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (4)	520,196
985	Total Kansas			1,049,848
	Louisiana – 3.0% (2.0% of Total Investments)
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured	1/21 at 100.00	AA–	758,132
885	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	938,268

Nuveen Investments	51

Nuveen Premier Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Premier Insured Municipal Income Fund, Inc.)
NIF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	$7,438,667
8,715	Total Louisiana			9,135,067
	Maryland – 0.4% (0.3% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured	6/16 at 100.00	AA–	1,239,072
	Massachusetts – 4.7% (3.2% of Total Investments)
2,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	2,767,050
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.478%, 7/01/29 (IF)	7/19 at 100.00	AA	4,163,414
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/23 – AGM Insured (UB)	8/15 at 100.00	AA+	4,973,012
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	1,776,129
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	573,430
12,460	Total Massachusetts			14,253,035
	Minnesota – 0.4% (0.3% of Total Investments)
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	1,236,310
	Missouri – 0.7% (0.5% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 – NPFG Insured	10/13 at 100.00	A–	2,100,100
	Nevada – 6.1% (4.1% of Total Investments)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	AA–	2,206,680
2,100	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 – NPFG Insured	12/12 at 100.00	AA+	2,140,572
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (4)	925,353
4,715	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	AA–	5,134,824
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	N/R (4)	8,024,677
17,705	Total Nevada			18,432,106
	New Jersey – 3.3% (2.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,200	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,291,032
1,200	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,291,032
4,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	4,959,720
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,655	4.500%, 6/01/23	6/17 at 100.00	B1	1,570,297
380	4.625%, 6/01/26	6/17 at 100.00	B1	343,866
735	4.750%, 6/01/34	6/17 at 100.00	B2	573,763
9,170	Total New Jersey			10,029,710
	New Mexico – 1.1% (0.7% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%, 5/15/21 – AGM Insured	5/19 at 100.00	AA–	3,248,609

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 10.0% (6.8% of Total Investments)
$1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	$1,085,600
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	AA–	3,577,088
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	734,858
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	2,175,342
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	5,427,450
150	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	Aa3	164,030
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002F, 5.250%, 11/15/27 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 100.00	AA+ (4)	10,274,100
5,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured	10/14 at 100.00	AAA	5,535,800
1,250	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA	1,371,163
28,435	Total New York			30,345,431
	North Carolina – 3.0% (2.0% of Total Investments)
1,775	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.645%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,448,613
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional Hospital Project, Series 2003, 5.125%, 10/01/32 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA– (4)	3,300,012
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 5/01/22 – AMBAC Insured	5/15 at 100.00	Aa3	3,333,284
7,925	Total North Carolina			9,081,909
	Ohio – 4.1% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B	20,929
215	5.125%, 6/01/24	6/17 at 100.00	B	175,756
4,605	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	A+	4,670,990
2,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	2,437,040
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	AA–	5,199,748
11,035	Total Ohio			12,504,463
	Oklahoma – 1.9% (1.3% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,874,850
1,610	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	1,776,104
5,110	Total Oklahoma			5,650,954
	Oregon – 4.4% (3.0% of Total Investments)
	Oregon Health and Science University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – NPFG Insured	1/13 at 100.00	A+	5,052,600
7,000	5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A+	7,056,280
1,000	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/42 (WI/DD, Settling 5/01/12)	8/22 at 100.00	AA–	1,116,810
13,000	Total Oregon			13,225,690
	Pennsylvania – 6.8% (4.6% of Total Investments)
1,545	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	1,730,678
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	AA	6,436,740

Nuveen Investments	53

Nuveen Premier Municipal Opportunity Fund, Inc. (continued)
(formerly known as Nuveen Premier Insured Municipal Income Fund, Inc.)
NIF	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26 – AGM Insured (UB)	6/16 at 100.00	AA	$4,299,160
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,884,260
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	2,758,765
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3	1,173,207
2,065	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA–	2,267,391
19,090	Total Pennsylvania			20,550,201
	Puerto Rico – 2.7% (1.9% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	BBB+	2,635,650
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,103,060
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,250,494
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – FGIC Insured	No Opt. Call	Aa2	912,900
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A3	914,960
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A3	1,473,006
11,675	Total Puerto Rico			8,290,070
	South Carolina – 0.1% (0.1% of Total Investments)
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	AA–	441,004
	Tennessee – 1.8% (1.3% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 – AMBAC Insured	6/15 at 100.00	AA	3,341,250
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – AGM Insured	10/14 at 100.00	AA	2,252,033
5,055	Total Tennessee			5,593,283
	Texas – 6.9% (4.7% of Total Investments)
1,150	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	1,264,655
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options Bond Trust 3028, 13.710%, 8/15/28 – AGM Insured (IF)	No Opt. Call	AAA	7,358,981
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–	2,308,642
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	A+	4,853,873
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	A+	5,103,744
16,700	Total Texas			20,889,895
	Utah – 2.1% (1.4% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A, 5.000%, 3/01/33 – AGC Insured	3/20 at 100.00	AA	6,316,358
	Vermont – 1.8% (1.2% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/43 – AGM Insured	10/17 at 100.00	AA–	5,353,150

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 0.1% (0.1% of Total Investments)
$245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38	7/20 at 100.00	AA–	$261,829
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	AA– (4)	6,258
250	Total Virginia			268,087
	Washington – 11.8% (8.0% of Total Investments)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
9,285	5.000%, 12/01/19 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	9,546,558
12,785	5.000%, 12/01/20 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	13,145,153
2,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	2,168,160
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds, Series 2003:
2,755	5.250%, 12/01/18 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	2,904,762
2,990	5.250%, 12/01/19 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	3,152,536
1,560	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/31	8/22 at 100.00	Aa3	1,776,637
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	AA (4)	1,300,635
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.480%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,725,000
33,890	Total Washington			35,719,441
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	1,064,770
$466,245	Total Investments (cost $417,023,191) – 147.2%			446,827,783
	Floating Rate Obligations – (6.3)%			(19,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.1)% (6)			(130,900,000)
	Other Assets Less Liabilities – 2.2%			6,526,561
	Net Assets Applicable to Common Shares – 100%			$303,454,344

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	55

Nuveen Premium Income Municipal Opportunity Fund
(formerly known as Nuveen Insured Premium Income Municipal Fund 2)
NPX	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.1% of Total Investments)
$3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 – NPFG Insured	6/15 at 100.00	A1	$3,953,325
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	BBB	1,207,414
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	BBB	900,474
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 3/01/25 – AGM Insured	3/15 at 100.00	AAA	2,742,033
8,775	Total Alabama			8,803,246
	Arizona – 4.9% (3.3% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	3,153,696
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	3,810,520
5,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	6,103,185
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 4.750%, 7/01/27 – NPFG Insured (UB)	7/15 at 100.00	AAA	13,481,560
24,165	Total Arizona			26,548,961
	Arkansas – 2.5% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project, Series 2004, 5.250%, 6/01/25 (Pre-refunded	6/14 at 100.00	AA– (4)	6,327,313
	6/01/14) – AGM Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – NPFG Insured	11/14 at 100.00	Aa2	2,166,440
2,000	5.000%, 11/01/28 – NPFG Insured	11/14 at 100.00	Aa2	2,140,940
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 (Pre-refunded 12/01/13) – AMBAC Insured	12/13 at 100.00	Aa2 (4)	2,665,206
12,225	Total Arkansas			13,299,899
	California – 27.6% (18.7% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A	7,298,034
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
20	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	22,408
110	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	123,180
1,870	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/24 – NPFG Insured	12/14 at 100.00	AAA	2,059,973
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.000%, 10/01/33 – NPFG Insured	10/15 at 100.00	Aa3	1,382,784
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	3,181,950
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	AA–	1,838,182
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	11,741,900
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,895	5.250%, 7/01/30	7/15 at 100.00	BBB	3,948,556
5,000	5.250%, 7/01/35	7/15 at 100.00	BBB	5,067,300
5,000	5.000%, 7/01/39	7/15 at 100.00	BBB	4,995,950
3,175	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002B, 0.000%, 8/01/35 – FGIC Insured	8/12 at 26.19	A+	801,243
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured	7/12 at 27.61	BBB	8,228,376

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	$1,752,489
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	7,086,450
1,890	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	Aa2	1,216,404
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E, 5.000%, 7/01/22 – AMBAC Insured	7/15 at 100.00	Aa2	7,326,133
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F, 5.000%, 7/01/24 – FGIC Insured	7/16 at 100.00	Aa2	4,525,960
3,510	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 5.875%, 12/01/30	12/21 at 100.00	AA	4,278,128
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA	15,937,050
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,068,133
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 – NPFG Insured	8/13 at 100.00	AAA	8,558,715
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	AA+ (4)	1,509,118
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA–	802,188
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured	8/21 at 100.00	AA–	1,077,040
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured	7/12 at 100.00	N/R	735,867
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,820,725
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	778,514
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,049,657
23,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	5,755,598
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured	8/14 at 100.00	BBB	2,041,100
7,855	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	6,905,645
5,000	Torrance, California, Certificates of Participation, Refunding Series 2005B, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA	5,181,400
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	12,937,000
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured	8/21 at 100.00	AA–	4,702,893
205,160	Total California			148,736,043
	Colorado – 9.1% (6.2% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured	6/13 at 100.00	A	1,972,165
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured	12/13 at 100.00	A	3,485,426
16,095	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	17,256,898
125	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 – AGM Insured	12/13 at 100.00	Aa2	133,549

Nuveen Investments	57

Nuveen Premium Income Municipal Opportunity Fund (continued)
(formerly known as Nuveen Insured Premium Income Municipal Fund 2)
NPX	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2 (4)	$5,369,250
12,285	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	4,450,364
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series 2002B, 5.000%, 12/01/27 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA– (4)	1,361,822
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	2,800,125
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	5,740,256
2,000	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	2,240,100
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA–	3,008,148
360	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	395,280
640	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	BBB (4)	727,917
53,440	Total Colorado			48,941,300
	District of Columbia – 0.2% (0.2% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	1,182,075
	Florida – 8.4% (5.6% of Total Investments)
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	11,887,260
1,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	1,122,770
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 – AMBAC Insured	6/13 at 101.00	AAA	4,228,240
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A1	441,512
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,696,311
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	AA–	10,839,100
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%, 11/01/31 – AGM Insured	11/16 at 100.00	AA+	6,913,563
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	Aa2	6,193,845
1,500	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds,	10/21 at 100.00	AA–	1,612,860
	Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
41,500	Total Florida			44,935,461
	Georgia – 4.5% (3.0% of Total Investments)
5,600	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	6,037,360
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	1,661,484
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University, Series 2004, 5.000%, 7/15/24 – NPFG Insured	7/14 at 100.00	A1	4,171,520
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	1,869,377
2,580	5.000%, 11/01/22 – NPFG Insured	11/13 at 100.00	A1	2,712,818
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water Revenue Bonds, Refunding Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	N/R (4)	4,644,270

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2002, 5.200%, 10/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 101.00	A+ (4)	$3,092,490
22,990	Total Georgia			24,189,319
	Illinois – 7.9% (5.4% of Total Investments)
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	AA–	3,923,325
8,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	AA–	8,767,840
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	AA–	2,528,086
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,104,350
5,045	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A, 6.250%, 4/01/18 – AGM Insured (ETM)	No Opt. Call	AA– (4)	6,045,777
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series 1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,193,126
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%, 2/01/35 – FGIC Insured	2/17 at 100.00	A+	4,264,920
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	Aa3	5,486,450
19,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,334,422
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured	6/22 at 101.00	AAA	4,985,616
56,160	Total Illinois			42,633,912
	Indiana – 5.7% (3.8% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – AGM Insured	8/14 at 100.00	Aaa	2,295,039
2,215	5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	Aaa	2,398,136
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	10,909,700
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	5,358,650
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	3,969,764
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	5,575,800
28,050	Total Indiana			30,507,089
	Iowa – 0.8% (0.5% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	4,220,160
	Kentucky – 1.4% (1.0% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A–	2,503,586
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project Series 2007A, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A–	5,266,100
11,010	Total Kentucky			7,769,686
	Louisiana – 5.4% (3.7% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured	10/20 at 100.00	AA–	5,533,350
3,935	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	4,171,848

Nuveen Investments	59

Nuveen Premium Income Municipal Opportunity Fund (continued)
(formerly known as Nuveen Insured Premium Income Municipal Fund 2)
NPX	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
$1,010	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	$1,105,889
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	2,419,817
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,320	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,371,374
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	14,587,389
27,740	Total Louisiana			29,189,667
	Maryland – 0.4% (0.2% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,856,496
	Massachusetts – 3.2% (2.2% of Total Investments)
3,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	3,320,460
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	3,698,880
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 3091, 12.964%, 8/15/37 – AGM Insured (IF)	8/17 at 100.00	AA+	4,240,986
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	3,948,388
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,163,500
14,985	Total Massachusetts			17,372,214
	Michigan – 1.9% (1.3% of Total Investments)
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	10,214,600
	Missouri – 0.4% (0.2% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/25 – NPFG Insured	3/16 at 100.00	Aa1	1,144,700
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – NPFG Insured	10/13 at 100.00	A–	764,228
1,750	Total Missouri			1,908,928
	Nebraska – 0.8% (0.5% of Total Investments)
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 5.000%, 1/15/30	1/22 at 100.00	AA–	1,160,470
1,250	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A	1,408,750
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2006A, 19.731%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,443,374
3,115	Total Nebraska			4,012,594
	Nevada – 2.2% (1.5% of Total Investments)
7,545	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	AA–	8,216,807
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 – FGIC Insured	7/14 at 100.00	Aa3	3,525,869
10,825	Total Nevada			11,742,676
	New Jersey – 9.3% (6.3% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,405,573
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,470,725
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds, Series 2004, 5.000%, 1/15/22 – NPFG Insured	1/15 at 100.00	Aa3	1,699,698

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
$1,475	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	$1,586,894
1,475	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,586,894
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/15 – AGM Insured	No Opt. Call	AA–	3,516,324
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	7,286,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	2,753,200
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/34 – AMBAC Insured	12/17 at 100.00	AA–	11,538,135
10,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	12,399,300
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%,	1/15 at 100.00	AA–	3,521,856
	1/01/25 – AGM Insured
69,925	Total New Jersey			49,765,349
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,535,544
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,128,225
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E, 5.000%, 6/15/25 – NPFG Insured	6/15 at 100.00	Aa2	2,205,720
4,465	Total New Mexico			4,869,489
	New York – 10.5% (7.1% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	1,215,872
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,414,810
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA–	8,279,244
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,109,670
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,037,077
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	10,963,500
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	11,749,332
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	5,427,450
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	2,754,216
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 – AGM Insured	11/14 at 100.00	AA	5,514,750
1,540	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005, Trust 2364, 16.498%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,844,119
425	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/12 at 100.00	AA–	425,973
51,950	Total New York			56,736,013
	North Carolina – 1.6% (1.1% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 – NPFG Insured	7/15 at 100.00	Aa3	1,310,438
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.645%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,455,510

Nuveen Investments	61

Nuveen Premium Income Municipal Opportunity Fund (continued)
(formerly known as Nuveen Insured Premium Income Municipal Fund 2)
NPX	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
$2,225	5.000%, 5/01/23 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	$2,430,746
2,335	5.000%, 5/01/24 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	2,550,917
7,590	Total North Carolina			8,747,611
	North Dakota – 0.9% (0.6% of Total Investments)
5,000	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A, 4.500%, 7/01/32	7/22 at 100.00	BBB+	5,042,400
	Ohio – 1.6% (1.1% of Total Investments)
7,825	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	7,937,132
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 (Pre-refunded 12/01/13) – AMBAC Insured	12/13 at 100.00	AAA	754,810
8,525	Total Ohio			8,691,942
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	1,660,650
	Pennsylvania – 9.8% (6.6% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,240,360
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006, 5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	4,611,237
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,884,260
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%, 12/01/44 – AGM Insured	12/21 at 100.00	Aa3	4,174,640
1,045	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	1,147,013
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 – NPFG Insured	5/15 at 100.00	A	5,457,749
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	4,719,753
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3	1,173,207
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA–	5,442,620
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AA–	3,108,030
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	3,202,278
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,705,868
2,385	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	2,904,835
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 1/15/25 – AGM Insured (UB)	1/16 at 100.00	AA–	4,087,876
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	1,237,433
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 – AMBAC Insured	6/15 at 100.00	Aa3	1,548,571
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	3,836,625
48,945	Total Pennsylvania			52,482,355

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 4.2% (2.8% of Total Investments)
$2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	BBB+	$2,635,650
4,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	5,007,296
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,700	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	Aa2	7,667,361
88,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	7,094,560
145,905	Total Puerto Rico			22,404,867
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	2,172,025
	Texas – 9.4% (6.3% of Total Investments)
1,930	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37	8/21 at 100.00	AA	2,158,666
1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–	1,879,350
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – AGM Insured (UB)	7/14 at 100.00	AA–	3,781,217
3,645	5.000%, 7/15/23 – AGM Insured (UB)	7/14 at 100.00	AA–	3,928,690
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 – AMBAC Insured (UB)	10/17 at 100.00	AAA	10,572,500
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A+	1,618,485
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A	5,857,538
605	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	AA–	710,294
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	AA–	2,538,900
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured	5/13 at 100.00	A+	10,337,400
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42	7/12 at 105.00	Aaa	4,369,426
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa2	2,693,802
47,381	Total Texas			50,446,268
	Utah – 2.1% (1.5% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/18 – AGM Insured (UB)	7/13 at 100.00	AA–	9,034,558
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003, 5.000%, 12/15/33 – NPFG Insured	12/13 at 100.00	AA–	2,501,460
10,985	Total Utah			11,536,018
	Virginia – 2.1% (1.4% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
4,000	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A+	4,329,040
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A+	5,353,750
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – AGM Insured	6/14 at 100.00	AA+	1,256,272
500	5.250%, 12/15/23 – AGM Insured	6/14 at 100.00	AA+	545,538
10,650	Total Virginia			11,484,600

Nuveen Investments	63

Nuveen Premium Income Municipal Opportunity Fund (continued)
(formerly known as Nuveen Insured Premium Income Municipal Fund 2)
NPX	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 4.7% (3.2% of Total Investments)
$1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa1 (4)	$1,408,593
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	3,253,050
4,900	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	5,282,641
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20 (Pre-refunded 7/01/12) – FGIC Insured	7/12 at 100.00	AA+ (4)	6,250,530
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,279,612
26,325	Total Washington			25,474,426
	Wisconsin – 0.8% (0.5% of Total Investments)
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,241,288
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,085,650
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,109,538
2,000	Total Wyoming			2,195,188
$985,696	Total Investments (cost $745,217,302) – 147.9%			796,014,815
	Floating Rate Obligations – (10.5)%			(56,320,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.7)% (6)			(219,000,000)
	Other Assets Less Liabilities – 3.3%			17,668,972
	Net Assets Applicable to Common Shares – 100%			$538,363,787

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

64	Nuveen Investments

Nuveen Dividend Advantage Municipal Income Fund
(formerly known as Nuveen Insured Dividend Advantage Municipal Fund)
NVG	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 144.9% (99.8% of Total Investments)
	Alabama – 0.5% (0.4% of Total Investments)
$2,270	Auburn University, Alabama, General Fee Revenue Bonds, Series 2012A, 5.000%, 6/01/34	6/22 at 100.00	Aa2	$2,574,748
	Alaska – 3.3% (2.2% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	Aa3 (4)	15,318,450
	Arizona – 2.4% (1.7% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,008,950
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 – FGIC Insured	No Opt. Call	AA	6,348,300
11,000	Total Arizona			11,357,250
	California – 18.8% (12.9% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	1,334,020
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured	No Opt. Call	AA–	2,424,206
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – NPFG Insured	10/15 at 100.00	Aa3	1,599,701
1,565	5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	1,681,514
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	10,606,500
3,130	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	3,348,380
2,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002B, 0.000%, 8/01/33 – FGIC Insured	8/12 at 29.17	A+	574,060
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	Aa2	3,417,983
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	Aa3	1,612,697
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	Aa3	2,166,876
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	2,449,444
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	18,895,513
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,275	4.500%, 6/01/27	6/17 at 100.00	BB–	2,803,367
1,255	5.000%, 6/01/33	6/17 at 100.00	BB–	990,835
1,000	5.750%, 6/01/47	6/17 at 100.00	BB–	824,040
365	5.125%, 6/01/47	6/17 at 100.00	BB–	271,491
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	Aa2	1,145,862
7,935	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Real Property Program Series 2002-AQ, 5.300%, 4/01/32 – AMBAC Insured	6/12 at 100.00	A+	7,946,744
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	3,090,382
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	1,008,368
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	2,132,831

Nuveen Investments	65

Nuveen Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured Dividend Advantage Municipal Fund)
NVG	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured	10/21 at 100.00	AA–	$3,646,149
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	Aa2	1,002,390
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	Aa2	1,165,226
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	5,995,735
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds, Series 2006, 3.500%, 7/01/29 – AGM Insured	7/14 at 102.00	Aa1	4,307,105
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA	1,860,910
113,725	Total California			88,302,329
	Colorado – 6.0% (4.1% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center, Series 2005, 5.000%, 8/01/24 – NPFG Insured	8/15 at 100.00	BBB	18,489,721
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	756,285
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	8,747,350
35,050	Total Colorado			27,993,356
	District of Columbia – 1.7% (1.2% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 – AMBAC Insured	4/17 at 100.00	A–	6,932,526
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	1,037,785
7,740	Total District of Columbia			7,970,311
	Florida – 10.8% (7.4% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	3,241,980
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – NPFG Insured	12/13 at 100.00	A–	2,434,748
1,480	5.250%, 12/01/18 – NPFG Insured	12/13 at 100.00	A–	1,558,914
5,945	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	Aa3	6,033,224
5,655	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	Aa3 (4)	5,753,906
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA–	2,542,255
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 6.000%, 2/01/31 – AGM Insured	2/21 at 100.00	AA–	1,757,129
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,292,752
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,696,656
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	10,106,600
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	2,020,620
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	1,040,670
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,093,280
49,030	Total Florida			50,572,734

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 2.4% (1.7% of Total Investments)
$6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2	$7,537,793
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 – AGM Insured	11/14 at 100.00	AA–	1,072,120
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27 (WI/DD, Settling 5/15/12)	10/22 at 100.00	Baa2	1,058,810
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,847,929
10,635	Total Georgia			11,516,652
	Idaho – 1.0% (0.7% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	3,426,330
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,287,115
4,130	Total Idaho			4,713,445
	Illinois – 11.7% (8.0% of Total Investments)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	4,263,558
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	4,497,917
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	4,743,622
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	2,938,438
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1	3,909,996
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/17 – NPFG Insured (Alternative Minimum Tax)	7/12 at 100.00	A1	3,009,270
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002, 5.000%, 12/01/21 – NPFG Insured	12/12 at 101.00	BBB	4,085,680

Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation, Series 2011B:

2,500	0.000%, 2/01/33	2/21 at 44.26	AA	740,400
2,000	0.000%, 2/01/34	2/21 at 41.04	AA	548,880
480	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003C, 5.250%, 10/01/22 – AGM Insured	10/13 at 100.00	Aa3	509,347
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	823,777
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	267,460
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	5,411,500
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%, 2/01/35 – FGIC Insured	2/17 at 100.00	A+	3,731,805
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	4,478,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,956,126
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3861, 13.397%, 6/15/42 (IF) (5)	6/20 at 100.00	AAA	3,765,048
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%,	12/20 at 100.00	AA–	4,273,815
	12/01/35 – AGM Insured
91,195	Total Illinois			54,955,139

Nuveen Investments	67

Nuveen Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured Dividend Advantage Municipal Fund)
NVG	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 10.6% (7.3% of Total Investments)
$3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 - AMBAC Insured	7/13 at 100.00	A1	$3,511,752
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital, Series 2002, 5.250%, 7/01/32 – AMBAC Insured	7/12 at 100.00	A+	10,017,700
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	3,421,660
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	5,575,800
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA+ (4)	20,170,400
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 2002, 5.000%, 7/15/24 – NPFG Insured	1/13 at 100.00	AA+	7,091,405
48,555	Total Indiana			49,788,717
	Kansas – 0.8% (0.6% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	3,734,955
	Kentucky – 1.9% (1.3% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009, 5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	2,937,678
5,350	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	AA	5,820,372
7,765	Total Kentucky			8,758,050
	Louisiana – 4.3% (3.0% of Total Investments)
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured	1/21 at 100.00	AA–	1,131,540
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured	10/20 at 100.00	AA–	5,533,350
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	1,404,752
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
770	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	799,968
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,456,902
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-5, 15.683%, 5/01/34 – FGIC Insured (IF)	5/16 at 100.00	Aa1	3,634
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 – NPFG Insured	9/12 at 100.00	A3	3,120,539
19,453	Total Louisiana			20,450,685
	Massachusetts – 0.8% (0.6% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	1,106,820
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	2,857,251
3,775	Total Massachusetts			3,964,071
	Michigan – 1.1% (0.7% of Total Investments)
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	3,480,971
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	326,565
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,282,355
4,730	Total Michigan			5,089,891

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 0.5% (0.3% of Total Investments)
$1,970	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	$2,187,803
	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/19 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	1,743,424
	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32 Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:	9/15 at 100.00	AA	7,045,417
1,000	5.250%, 4/01/20 (Pre-refunded 4/01/13) – AGM Insured	4/13 at 100.00	AA– (4)	1,045,370
1,000	5.250%, 4/01/21 (Pre-refunded 4/01/13) – AGM Insured	4/13 at 100.00	AA– (4)	1,045,370
8,360	Total Nebraska			9,136,157
	Nevada – 2.1% (1.4% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	AA–	2,592,849
6,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	AA–	7,258,452
9,015	Total Nevada			9,851,301
	New Jersey – 1.3% (0.9% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	A+	2,632,654
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	1,487,916
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,560	4.500%, 6/01/23	6/17 at 100.00	B1	1,480,159
685	4.750%, 6/01/34	6/17 at 100.00	B2	534,732
5,595	Total New Jersey			6,135,461
	New York – 6.5% (4.5% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	1,215,872
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured	2/15 at 100.00	AA–	4,043,824
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.270%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,537,660
1,335	13.259%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,693,554
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	960,968
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	3,116,165
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	2,448,192
1,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	2,077,764
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	505,661
10,265	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/30 – AGM Insured	11/12 at 100.00	AA–	10,465,373
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	1,687,818
28,575	Total New York			30,752,851

Nuveen Investments	69

Nuveen Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured Dividend Advantage Municipal Fund)
NVG	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.6% (0.4% of Total Investments)
$2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional Hospital Project, Series 2003, 5.375%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA– (4)	$2,221,544
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 - AGC Insured	6/19 at 100.00	AA–	617,317
2,620	Total North Carolina			2,838,861
	Ohio – 3.3% (2.2% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
770	5.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	838,599
1,750	4.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	1,714,650
980	5.000%, 5/01/42 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	1,044,729
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
865	5.125%, 6/01/24	6/17 at 100.00	B	707,112
710	5.875%, 6/01/30	6/17 at 100.00	B+	572,189
815	5.750%, 6/01/34	6/17 at 100.00	BB	636,010
1,880	5.875%, 6/01/47	6/17 at 100.00	BB	1,469,408
4,650	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	Aa3	5,611,527
2,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38 (WI/DD, Settling 5/09/12)	1/22 at 100.00	Aa2	2,729,100
14,920	Total Ohio			15,323,324
	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	A	2,092,080
	Oregon – 0.7% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/33	5/19 at 100.00	AAA	3,397,590
	Pennsylvania – 4.8% (3.3% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A–	4,614,705
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,130,556
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	4,251,380
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3	1,173,207
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	5,943,660
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/18 – AGM Insured	11/13 at 100.00	AA–	2,093,040
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 1/15/19 – AGM Insured (UB)	1/16 at 100.00	AA–	2,253,840
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	1,051,130
21,730	Total Pennsylvania			22,511,518
	Puerto Rico – 0.9% (0.6% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,351,249
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	Aa2	1,889,853
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – NPFG Insured	No Opt. Call	Aa2	912,900
14,705	Total Puerto Rico			4,154,002

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 1.4% (1.0% of Total Investments)
$1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	$2,166,470
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	1,048,610
2,300	5.000%, 4/01/21 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	2,401,246
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds, Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured	10/15 at 100.00	AA–	1,129,260
6,250	Total South Carolina			6,745,586
	Tennessee – 5.5% (3.8% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA	1,640,224
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA	1,596,339
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA	2,144,909
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA– (4)	10,247,100
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B, 5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA– (4)	10,247,100
24,905	Total Tennessee			25,875,672
	Texas – 17.3% (11.9% of Total Investments)
1,050	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)	7/12 at 100.00	A+	1,054,515
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 (WI/DD, Settling 5/10/12)	11/21 at 100.00	A+	2,802,800
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – NPFG Insured	11/13 at 100.00	AA	2,376,013
2,355	5.000%, 11/15/17 – NPFG Insured	11/13 at 100.00	AA	2,488,811
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.395%, 11/01/41 (IF)	11/21 at 100.00	AA	2,034,471
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust 3418, 13.812%, 8/15/27 – AGM Insured (IF)	No Opt. Call	AAA	7,557,629
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	1,079,010
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–	3,465,654
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA	1,684,122
3,910	0.000%, 9/01/45	9/31 at 100.00	AA	2,810,586
7,400	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series 2012, 5.000%, 3/01/52	3/22 at 100.00	AAA	8,138,668
6,940	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)	7/12 at 100.00	AA+	6,945,760
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	7/12 at 100.00	Baa1	3,521,021
3,520	5.125%, 11/01/21 – NPFG Insured	7/12 at 100.00	Baa1	3,520,458
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,000	5.375%, 1/01/23 – NPFG Insured	1/14 at 100.00	Baa2	8,106,660
11,665	5.500%, 1/01/33 – NPFG Insured	1/13 at 101.00	Baa2	9,601,928
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B, 5.250%, 7/15/17	7/12 at 100.00	AAA	5,020,250
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1, 5.250%, 12/01/22 (Pre-refunded 6/01/12) (Alternative Minimum Tax)	6/12 at 100.00	Aaa	9,179,019
80,780	Total Texas			81,387,375

Nuveen Investments	71

Nuveen Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured Dividend Advantage Municipal Fund)
NVG	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 1.4% (1.0% of Total Investments)
$4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 13.090%, 12/15/15 – AGM Insured (IF)	No Opt. Call	AAA	$6,573,734
	Washington – 16.2% (11.2% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series 2006A, 4.500%, 7/01/30 – AMBAC Insured	7/16 at 100.00	A	5,353,768
3,235	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AA– (4)	3,263,403
3,365	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured	7/12 at 100.00	AA–	3,392,593
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – NPFG Insured	7/12 at 100.00	Aa1	7,742,233
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,420,400
2,340	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/31	8/22 at 100.00	Aa3	2,664,956
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 (Pre-refunded 11/01/12) – FGIC Insured (Alternative Minimum Tax)	11/12 at 100.00	Aa2 (4)	2,562,500
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2003B, 5.000%, 6/01/17 – AGM Insured	12/13 at 100.00	AA+	2,350,458
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%, 12/01/16 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	Aa1 (4)	3,431,942
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 – AMBAC Insured (UB)	6/17 at 100.00	Aaa	10,950,000
4,325	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT Project, Series 2002, 5.125%, 6/01/22 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	Aa3 (4)	4,343,468
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 – AMBAC Insured	8/13 at 102.00	N/R	15,050,700
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.256%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+	4,421,910
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/20 (Pre-refunded 6/01/12) – AGM Insured	6/12 at 100.00	Aa1 (4)	5,191,505
72,665	Total Washington			76,139,836
	Wisconsin – 1.6% (1.1% of Total Investments)
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	2,363,789
5,000	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	AA+ (4)	5,041,798
7,220	Total Wisconsin			7,405,587
$738,328	Total Municipal Bonds (cost $636,152,809)			681,312,945

72	Nuveen Investments

Shares	Description (1)	Value
	Investment Companies – 0.3% (0.2% of Total Investments)
8,134	BlackRock MuniHoldings Fund Inc.	$147,063
13,600	BlackRock MuniEnhanced Fund Inc.	158,576
7,920	Dreyfus Strategic Municipal Fund	72,785
3,500	DWS Municipal Income Trust	48,335
9,500	Invesco Advantage Municipal Income Fund II	124,735
9,668	Invesco Quality Municipal Income Trust	133,805
28,980	Invesco VK Investment Grade Municipal Trust	448,900
26,280	PIMCO Municipal Income Fund II	322,718
	Total Investment Companies (cost $1,353,712)	1,456,917
	Total Investments (cost $637,506,521) – 145.2%	682,769,862
	Floating Rate Obligations – (6.0)%	(28,413,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (23.0)% (6)	(108,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.7)% (6)	(92,500,000)
	Other Assets Less Liabilities – 3.5%	16,277,307
	Net Assets Applicable to Common Shares – 100%	$470,133,835

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.8% and 13.5%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	73

Nuveen AMT-Free Municipal Income Fund
(formerly known as Nuveen Insured Tax-Free Advantage Municipal Fund)
NEA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.3% (2.2% of Total Investments)
$1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$1,046,420
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.750%, 6/01/27	6/13 at 101.00	Ba1	5,291,949
3,515	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	Aa3 (4)	3,728,431
985	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	1/13 at 100.00	Aa3	1,009,083
11,155	Total Alabama			11,075,883
	Arizona – 5.3% (3.6% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured	11/12 at 100.00	BBB	10,050,000
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 – FGIC Insured	No Opt. Call	AA	6,924,937
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGC Insured	9/20 at 100.00	AA+	1,077,960
17,545	Total Arizona			18,052,897
	California – 20.2% (13.7% of Total Investments)
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital East End Project, Series 2002A, 5.000%,	12/12 at 100.00	A2	26,827,841
	12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	7/12 at 100.00	A1	250,803
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,217
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA+ (4)	8,178,544
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured	8/12 at 102.00	A	2,932,698
8,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	8,159,541
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,735	4.500%, 6/01/27	6/17 at 100.00	BB–	2,341,133
585	5.000%, 6/01/33	6/17 at 100.00	BB–	461,863
250	5.125%, 6/01/47	6/17 at 100.00	BB–	185,953
2,370	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/23 – AMBAC Insured	9/13 at 100.00	N/R	2,401,379
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A	1,169,166
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A	1,293,177
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured	3/13 at 100.00	A	1,211,404
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/28 – NPFG Insured	8/13 at 100.00	A+	3,897,675
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A, 5.000%, 5/01/28 (Pre-refunded 5/01/13) – AGM Insured	5/13 at 100.00	AA+ (4)	1,571,700
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%, 1/01/28 – NPFG Insured	1/13 at 100.00	A+	1,061,942
6,300	University of California, General Revenue Bonds, Tender Option Bonds Trust 2902, 5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	6,520,248
67,160	Total California			68,470,284

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 5.0% (3.4% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
$4,300	5.500%, 12/01/23 – AGM Insured	12/13 at 100.00	AA–	$4,558,215
3,750	5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA–	3,873,113
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured	8/14 at 100.00	A	1,505,753
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 14.879%, 10/01/41 – AGM Insured (IF) (5)	4/18 at 100.00	AA	5,237,550
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	1,086,780
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	785,320
19,900	Total Colorado			17,046,731
	District of Columbia – 1.8% (1.2% of Total Investments)
7,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 – AMBAC Insured	4/21 at 100.00	A–	5,259,450
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.096%, 10/01/30 – AMBAC Insured (IF)	10/16 at 100.00	AA+	738,103
7,665	Total District of Columbia			5,997,553
	Florida – 19.8% (13.4% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	A1	1,059,670
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	1,622,265
3,000	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	3,204,120
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AA– (4)	444,104
565	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC Insured	10/12 at 101.00	A+	581,430
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003, 5.000%, 9/01/23 – FGIC Insured	9/13 at 100.00	BBB	1,537,444
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 – NPFG Insured	10/15 at 100.00	A	521,090
100	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds, Series 1987G-1, 8.595%, 11/01/17	No Opt. Call	AA+	108,417
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond. Trust 2929, 16.390%, 12/01/16 – AGC Insured (IF)	No Opt. Call	AAA	3,392,925
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured	No Opt. Call	A1	2,459,968
105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 – AGM Insured	10/13 at 100.00	AA–	110,667
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	371,403
1,765	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35 – NPFG Insured	11/15 at 100.00	AA–	1,837,206
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured	11/15 at 100.00	AA– (4)	207,664
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R (4)	3,784,305
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/29 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	1,582,320
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds, Series 2002, 5.375%, 10/01/18 – FGIC Insured	10/12 at 100.00	AA+	2,311,178

Nuveen Investments	75

Nuveen AMT-Free Municipal Income Fund (continued)
(formerly known as Nuveen Insured Tax-Free Advantage Municipal Fund)
NEA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%,	10/12 at 100.00	N/R	$2,283,324
	10/01/20 – AMBAC Insured
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 – AMBAC Insured	10/14 at 100.00	A–	1,832,485
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 - NPFG Insured	4/17 at 100.00	A	513,680
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 – NPFG Insured	10/13 at 100.00	Aa3	3,149,280
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/22 – AGM Insured	No Opt. Call	Aa2	626,370
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 – FGIC Insured	10/12 at 100.00	Aa2	2,005,400
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA+	2,059,740
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (4)	1,548,405
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	AA–	3,650,224
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,202,639
2,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%, 8/01/28 – AGM Insured	8/12 at 100.00	AA–	2,693,496
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series 2003:
2,800	5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	2,960,720
3,000	5.500%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	3,164,400
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	1,020,000
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	A+ (4)	2,245,728
450	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	492,912
4,000	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series 2004A, 5.000%, 7/01/24 – AGM Insured	7/14 at 100.00	AA–	4,318,640
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)	2/13 at 100.00	Aaa	1,555,830
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 – AMBAC Insured	10/14 at 100.00	A+	1,829,216
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	1,323,696
1,250	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds, Embry-Riddle Aeronautical University, Series 2003, 5.200%,	10/13 at 100.00	BBB+	1,252,400
	10/15/33 – RAAI Insured
62,640	Total Florida			66,864,761
	Georgia – 2.5% (1.7% of Total Investments)
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	3,356,820
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	Aa2	1,486,112
1,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	AA+ (4)	1,883,510
1,450	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,566,957
7,685	Total Georgia			8,293,399

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois – 9.6% (6.5% of Total Investments)
$4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	Aa3	$1,248,800
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	5,479,900
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 – AGM Insured	12/14 at 100.00	Aa3	1,753,995
1,465	5.125%, 12/01/23 – AGM Insured	12/14 at 100.00	Aa3	1,548,725
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,784,690
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,575,241
4,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	4,329,200
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 5.250%, 7/01/23	7/13 at 100.00	AA+	2,562,450
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	A+	2,716,150
4,500	5.000%, 3/01/27	3/22 at 100.00	A+	4,868,460
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
13,300	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,251,158
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,398,350
57,025	Total Illinois			32,517,119
	Indiana – 6.7% (4.5% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 - AMBAC Insured	7/13 at 100.00	A1	2,606,825
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%, 8/01/19 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	BBB (4)	2,315,684
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	1,979,561
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aaa	1,059,350
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	11,648,581
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	3,171,120
21,570	Total Indiana			22,781,121
	Kansas – 1.6% (1.1% of Total Investments)
1,560	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 – AMBAC Insured	4/13 at 102.00	AA	1,651,541
3,440	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2 (4)	3,658,440
5,000	Total Kansas			5,309,981
	Kentucky – 0.3% (0.2% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series 2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa3 (4)	1,043,460
	Louisiana – 2.4% (1.6% of Total Investments)
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45	5/20 at 100.00	AA	2,188,100
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 – FGIC Insured	12/12 at 100.00	A3	5,900,295
7,785	Total Louisiana			8,088,395
	Massachusetts – 0.3% (0.2% of Total Investments)
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.125%, 9/01/23	9/13 at 100.00	A1	1,159,954

Nuveen Investments	77

Nuveen AMT-Free Municipal Income Fund (continued)
(formerly known as Nuveen Insured Tax-Free Advantage Municipal Fund)
NEA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 8.7% (5.9% of Total Investments)
$6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	$6,466,414
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C, 5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	A+	4,528,582
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
180	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	213,752
820	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	858,392
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit Edison Company, Series 2002D, 5.250%,	12/12 at 100.00	BBB+	10,876,896
	12/15/32 – SYNCORA GTY Insured
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	12/12 at 100.00	BBB+	6,512,935
28,895	Total Michigan			29,456,971
	Missouri – 0.9% (0.6% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – AGM Insured	3/14 at 100.00	AA+	257,299
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/23 – AGM Insured	3/14 at 100.00	AA+	231,888
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,210,566
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,374,156
2,825	Total Missouri			3,073,909
	Nebraska – 1.5% (1.0% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Refunding Series 2003, 5.000%, 6/15/28 – NPFG Insured	6/13 at 100.00	AA+	5,192,600
	New Jersey – 0.4% (0.2% of Total Investments)
1,310	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	B1	1,242,954
	New Mexico – 0.6% (0.4% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,127,944
	New York – 8.6% (5.8% of Total Investments)
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	734,858
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	2,011,072
20,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 – NPFG Insured	11/12 at 100.00	A	20,396,000
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/25 – AGM Insured (UB)	3/15 at 100.00	AAA	2,038,053
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.528%, 3/15/37 (IF) (5)	3/17 at 100.00	AAA	4,073,936
27,855	Total New York			29,253,919
	North Carolina – 3.0% (2.0% of Total Investments)
675	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36 (WI/DD, Settling 5/03/12)	6/22 at 100.00	A+	722,156
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.375%, 10/01/33 (Pre-refunded 10/01/13) – RAAI Insured	10/13 at 100.00	N/R (4)	9,266,370
9,375	Total North Carolina			9,988,526
	North Dakota – 0.6% (0.4% of Total Investments)
1,800	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35 (WI/DD, Settling 5/09/12)	12/21 at 100.00	A–	1,891,566

78	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 3.9% (2.7% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
$650	5.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	$707,909
1,100	4.000%, 5/01/33 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	1,077,780
800	5.000%, 5/01/42 (WI/DD, Settling 5/10/12) – AGM Insured	5/22 at 100.00	AA–	852,840
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
85	5.125%, 6/01/24	6/17 at 100.00	B	69,485
710	5.875%, 6/01/30	6/17 at 100.00	B+	572,189
685	5.750%, 6/01/34	6/17 at 100.00	BB	534,560
1,570	5.875%, 6/01/47	6/17 at 100.00	BB	1,227,112
4,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	4,874,080
3,125	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38 (WI/DD, Settling 5/09/12)	1/22 at 100.00	Aa2	3,411,375
12,725	Total Ohio			13,327,330
	Oklahoma – 0.3% (0.2% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	1,107,100
	Oregon – 2.5% (1.7% of Total Investments)
8,350	Oregon Health and Science University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A+	8,417,134
	Pennsylvania – 7.4% (5.0% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AA+ (4)	3,197,130
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	3,467,135
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 – AGM Insured	8/13 at 100.00	AA–	2,022,500
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	1,126,613
1,350	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA–	1,482,314
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	13,664,690
23,775	Total Pennsylvania			24,960,382
	Puerto Rico – 1.1% (0.7% of Total Investments)
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	Aa2	1,889,853
10,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/43 – NPFG Insured	No Opt. Call	Aa2	1,779,372
18,830	Total Puerto Rico			3,669,225
	South Carolina – 5.5% (3.7% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/23 – AGM Insured	11/14 at 100.00	AA–	5,274,000
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
3,000	5.000%, 12/01/22 (UB)	12/13 at 100.00	AA	3,181,080
1,785	5.000%, 12/01/23 (UB)	12/13 at 100.00	AA	1,892,743
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%, 10/01/33 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A1 (4)	8,137,760
17,785	Total South Carolina			18,485,583

Nuveen Investments	79

Nuveen AMT-Free Municipal Income Fund (continued)
(formerly known as Nuveen Insured Tax-Free Advantage Municipal Fund)
NEA	Portfolio of Investments
April 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 8.7% (5.9% of Total Investments)
$1,885	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	$2,072,935
	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2003:
1,660	5.375%, 2/15/26 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	1,727,911
12,500	5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	12,986,750
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	2,158,020
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B, 5.000%, 7/01/31	7/22 at 100.00	A+	5,082,077
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46 (WI/DD, Settling 5/03/12)	8/21 at 100.00	A	3,022,971
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–	2,308,641
27,610	Total Texas			29,359,305
	Virginia – 1.0% (0.7% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 (Pre-refunded 1/15/13) – AMBAC Insured	1/13 at 100.00	Aa3 (4)	1,552,245
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	1,850,170
8,500	Total Virginia			3,402,415
	Washington – 8.7% (5.9% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project, Series 2002, 5.000%, 12/01/31 – NPFG Insured	12/12 at 100.00	AAA	4,987,923
3,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	3,252,240
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.254%, 1/01/26 – AGM Insured (IF)	1/17 at 100.00	AA+	6,800,600
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government Center, Series 2003, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	Aa3	2,235,174
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds, Series 2003, 5.250%, 12/01/17 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	2,040,185
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	AA+ (4)	10,164,425
26,685	Total Washington			29,480,547
	West Virginia – 1.0% (0.7% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	3,341,880
	Wisconsin – 4.7% (3.2% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series 2004C, 5.250%, 3/01/24 – AGM Insured	3/14 at 100.00	Aa2	1,278,417
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)	9/13 at 100.00	BBB+ (4)	4,936,882
2,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	3,265,170

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (WI/DD, Settling 5/01/12)	8/22 at 100.00	A+	$2,851,902
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	3,630,598
14,715	Total Wisconsin			15,962,969
$529,250	Total Investments (cost $473,335,968) – 147.9%			500,443,797
	Floating Rate Obligations – (3.9)%			(13,040,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.5)% (6)			(83,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (20.0)% (6)			(67,600,000)
	Other Assets Less Liabilities – 0.5%			1,478,092
	Net Assets Applicable to Common Shares – 100%			$338,281,889

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.6% and 13.5%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

See accompanying notes to financial statements.

Nuveen Investments	81

Statement of
Assets & Liabilities
April 30, 2012 (Unaudited)

					Premier
	Quality		Opportunity		Opportunity
	(NQI	)	(NIO	)	(NIF	)
Assets
Investments, at value (cost $787,553,615, $2,038,162,885 and $417,023,191, respectively)	$843,975,718		$2,187,186,241		$446,827,783
Cash	9,720,695		6,951,566		1,947,637
Receivables:
Dividends and interest	11,003,865		31,208,409		6,221,102
Investments sold	13,306,075		75,704,744		1,998,268
Deferred offering costs	897,645		2,526,909		720,367
Other assets	129,301		717,285		147,130
Total assets	879,033,299		2,304,295,154		457,862,287
Liabilities
Floating rate obligations	52,480,000		104,433,333		19,000,000
Payables:
Common share dividends	2,528,216		6,308,798		1,339,414
Interest	290,319		—		—
Investments purchased	7,696,956		45,276,790		2,766,775
Offering costs	61,029		—		20,982
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	240,400,000		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		667,200,000		130,900,000
Accrued expenses:
Management fees	418,582		1,070,802		227,713
Other	254,169		250,086		153,059
Total liabilities	304,129,271		824,539,809		154,407,943
Net assets applicable to Common shares	$574,904,028		$1,479,755,345		$303,454,344
Common shares outstanding	38,452,882		95,610,971		19,517,334
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.95		$15.48		$15.55
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$384,529		$956,110		$195,173
Paid-in surplus	539,088,960		1,333,902,379		271,519,998
Undistributed (Over-distribution of) net investment income	7,291,122		22,568,549		3,973,757
Accumulated net realized gain (loss)	(28,282,686)		(26,695,049)		(2,039,176)
Net unrealized appreciation (depreciation)	56,422,103		149,023,356		29,804,592
Net assets applicable to Common shares	$574,904,028		$1,479,755,345		$303,454,344
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

82	Nuveen Investments

	Premium		Dividend		AMT-Free
	Opportunity		Advantage		Income
	(NPX	)	(NVG	)	(NEA	)
Assets
Investments, at value (cost $745,217,302, $637,506,521 and $473,335,968, respectively)	$796,014,815		$682,769,862		$500,443,797
Cash	1,630,886		1,320,367		9,822,576
Receivables:
Dividends and interest	11,063,260		9,536,363		7,251,915
Investments sold	5,093,925		17,949,335		488,870
Deferred offering costs	2,263,591		1,315,209		1,012,940
Other assets	286,564		90,069		56,126
Total assets	816,353,041		712,981,205		519,076,224
Liabilities
Floating rate obligations	56,320,000		28,413,334		13,040,000
Payables:
Common share dividends	2,142,944		2,190,863		1,512,653
Interest	—		375,982		280,821
Investments purchased	—		10,620,034		14,875,520
Offering costs	—		216,337		62,747
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		108,000,000		83,000,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	—		92,500,000		67,600,000
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	219,000,000		—		—
Accrued expenses:
Management fees	393,840		316,423		254,916
Other	132,470		214,397		167,678
Total liabilities	277,989,254		242,847,370		180,794,335
Net assets applicable to Common shares	$538,363,787		$470,133,835		$338,281,889
Common shares outstanding	37,353,512		29,802,900		22,241,117
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.41		$15.77		$15.21
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$373,535		$298,029		$222,411
Paid-in surplus	499,231,874		424,035,373		315,016,140
Undistributed (Over-distribution of) net investment income	7,035,665		7,294,643		4,245,611
Accumulated net realized gain (loss)	(19,074,800)		(6,757,551)		(8,310,102)
Net unrealized appreciation (depreciation)	50,797,513		45,263,341		27,107,829
Net assets applicable to Common shares	$538,363,787		$470,133,835		$338,281,889
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	83

Statement of
Operations

Six Months Ended April 30, 2012
(Unaudited)

			Premier
	Quality	Opportunity	Opportunity
	(NQI )	(NIO )	(NIF )
Investment Income	$21,262,547	$51,943,363	$10,798,667
Expenses
Management fees	2,522,538	6,450,047	1,371,096
Dividend disbursing agent fees	—	2,918	—
Shareholders’ servicing agent fees and expenses	35,365	49,189	11,369
Interest expense and amortization of offering costs	1,972,058	1,237,259	236,926
Fees on VRDP Shares	—	2,913,908	571,687
Custodian’s fees and expenses	59,816	155,020	33,545
Directors’/Trustees’ fees and expenses	10,223	26,657	5,523
Professional fees	49,392	60,296	22,376
Shareholders’ reports – printing and mailing expenses	106,114	256,862	63,749
Stock exchange listing fees	7,045	15,252	4,356
Investor relations expense	27,537	72,125	14,773
Other expenses	13,507	43,252	20,153
Total expenses before custodian fee credit, expense reimbursement and legal fee refund	4,803,595	11,282,785	2,355,553
Custodian fee credit	(1,523)	(18,961)	(829)
Expense reimbursement	—	—	—
Legal fee refund	(291,647)	(277,960)	(21,644)
Net expenses	4,510,425	10,985,864	2,333,080
Net investment income (loss)	16,752,122	40,957,499	8,465,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(19,001,948)	(16,768,189)	(114,034)
Change in net unrealized appreciation (depreciation) of investments	49,590,668	92,878,568	16,555,602
Net realized and unrealized gain (loss)	30,588,720	76,110,379	16,441,568
Net increase (decrease) in net assets applicable to Common shares from operations	$47,340,842	$117,067,878	$24,907,155

See accompanying notes to financial statements.

84	Nuveen Investments

	Premium	Dividend	AMT-Free
	Opportunity	Advantage	Income
	(NPX )	(NVG )	(NEA	)
Investment Income	$18,930,830	$17,521,418	$12,531,897
Expenses
Management fees	2,365,809	2,087,006	1,542,596
Dividend disbursing agent fees	—	44,959	35,014
Shareholders’ servicing agent fees and expenses	15,767	23,504	17,319
Interest expense and amortization of offering costs	461,249	2,480,658	1,823,738
Fees on VRDP Shares	1,238,367	—	—
Custodian’s fees and expenses	54,800	52,042	37,657
Directors’/Trustees’ fees and expenses	9,488	8,407	6,233
Professional fees	29,239	25,721	22,808
Shareholders’ reports – printing and mailing expenses	99,903	127,490	106,293
Stock exchange listing fees	5,953	9,479	4,008
Investor relations expense	25,245	24,365	17,796
Other expenses	26,786	22,567	13,919
Total expenses before custodian fee credit, expense reimbursement and legal fee refund	4,332,606	4,906,198	3,627,381
Custodian fee credit	(2,144)	(1,836)	(598)
Expense reimbursement	—	(144,261)	—
Legal fee refund	(77,548)	—	—
Net expenses	4,252,914	4,760,101	3,626,783
Net investment income (loss)	14,677,916	12,761,317	8,905,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(3,173,184)	1,257,873	709,835
Change in net unrealized appreciation (depreciation) of investments	34,988,803	22,686,590	11,099,405
Net realized and unrealized gain (loss)	31,815,619	23,944,463	11,809,240
Net increase (decrease) in net assets applicable to Common shares from operations	$46,493,535	$36,705,780	$20,714,354

See accompanying notes to financial statements.

Nuveen Investments	85

Statement of
Changes in Net Assets (Unaudited)

	Quality (NQI)		Opportunity (NIO)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11
Operations
Net investment income (loss)	$16,752,122	$33,361,665	$40,957,499	$84,458,328
Net realized gain (loss) from investments	(19,001,948)	2,913,768	(16,768,189)	2,784,173
Change in net unrealized appreciation (depreciation) of investments	49,590,668	(5,637,242)	92,878,568	(25,310,122)
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(386,864)	—	(677,344)
Net increase (decrease) in net assets applicable to Common shares from operations	47,340,842	30,251,327	117,067,878	61,255,035
Distributions to Common Shareholders
From net investment income	(17,401,357)	(33,502,590)	(41,877,609)	(83,219,787)
From accumulated net realized gains	—	—	(248,589)	—
Decrease in net assets applicable to Common shares from distribution to Common shareholders	(17,401,357)	(33,502,590)	(42,126,198)	(83,219,787)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	464,201	153,236	—	359,108
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	464,201	153,236	—	359,108
Net increase (decrease) in net assets applicable to Common shares	30,403,686	(3,098,027)	74,941,680	(21,605,644)
Net assets applicable to Common shares at the beginning of period	544,500,342	547,598,369	1,404,813,665	1,426,419,309
Net assets applicable to Common shares at the end of period	$574,904,028	$544,500,342	$1,479,755,345	$1,404,813,665
Undistributed (Over-distribution of) net investment income at the end of period	$7,291,122	$7,940,357	$22,568,549	$23,488,659

See accompanying notes to financial statements.

86	Nuveen Investments

	Premier		Premium
	Opportunity (NIF)		Opportunity (NPX)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11
Operations
Net investment income (loss)	$8,465,587	$17,117,427	$14,677,916	$28,807,240
Net realized gain (loss) from investments	(114,034)	528,085	(3,173,184)	2,636,794
Change in net unrealized appreciation (depreciation) of investments	16,555,602	(5,726,778)	34,988,803	(3,219,083)
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(106,530)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	24,907,155	11,812,204	46,493,535	28,224,951
Distributions to Common Shareholders
From net investment income	(8,837,569)	(17,351,304)	(13,895,507)	(27,791,014)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distribution to Common shareholders	(8,837,569)	(17,351,304)	(13,895,507)	(27,791,014)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	317,012	589,038	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	317,012	589,038	—	—
Net increase (decrease) in net assets applicable to Common shares	16,386,598	(4,950,062)	32,598,028	433,937
Net assets applicable to Common shares at the beginning of period	287,067,746	292,017,808	505,765,759	505,331,822
Net assets applicable to Common shares at the end of period	$303,454,344	$287,067,746	$538,363,787	$505,765,759
Undistributed (Over-distribution of) net investment income at the end of period	$3,973,757	$4,345,739	$7,035,665	$6,253,256

See accompanying notes to financial statements.

Nuveen Investments	87

Statement of
Changes in Net Assets (Unaudited) (continued)

	Dividend		AMT-Free
	Advantage (NVG)		Income (NEA)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11
Operations
Net investment income (loss)	$12,761,317	$27,019,107	$8,905,114	$18,631,579
Net realized gain (loss) from investments	1,257,873	1,369,031	709,835	193,126
Change in net unrealized appreciation (depreciation) of investments	22,686,590	(7,522,192)	11,099,405	(6,580,653)
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(284,513)	—	(187,298)
Net increase (decrease) in net assets applicable to Common shares from operations	36,705,780	20,581,433	20,714,354	12,056,754
Distributions to Common Shareholders
From net investment income	(13,411,306)	(25,332,465)	(9,341,269)	(18,237,716)
From accumulated net realized gains	(1,230,860)	(86,428)	—	—
Decrease in net assets applicable to Common shares from distribution to Common shareholders	(14,642,166)	(25,418,893)	(9,341,269)	(18,237,716)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	16,256
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	16,256
Net increase (decrease) in net assets applicable to Common shares	22,063,614	(4,837,460)	11,373,085	(6,164,706)
Net assets applicable to Common shares at the beginning of period	448,070,221	452,907,681	326,908,804	333,073,510
Net assets applicable to Common shares at the end of period	$470,133,835	$448,070,221	$338,281,889	$326,908,804
Undistributed (Over-distribution of) net investment income at the end of period	$7,294,643	$7,944,632	$4,245,611	$4,681,766

See accompanying notes to financial statements.

88	Nuveen Investments

Statement of
Cash Flows

Six Months Ended April 30, 2012
(Unaudited)

			Premier
	Quality	Opportunity	Opportunity
	(NQI )	(NIO )	(NIF )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$47,340,842	$117,067,878	$24,907,155
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(45,247,330)	(196,326,568)	(45,920,211)
Proceeds from sales and maturities of investments	59,470,342	215,936,554	46,321,437
Proceeds from (Purchases of) short-term investments, net	—	(1,990,000)	1,760,000
Amortization (Accretion) of premiums and discounts, net	(1,571,204)	(1,573,223)	(820,684)
(Increase) Decrease in:
Receivable for dividends and interest	547,250	2,020,723	252,842
Receivable for investments sold	(10,759,831)	(58,813,809)	(1,763,268)
Other assets	113,980	(14,424)	(7,550)
Increase (Decrease) in:
Payable for interest	5,857	—	—
Payable for investments purchased	4,952,059	43,428,640	(22,658)
Accrued management fees	(4,612)	(14,737)	(2,294)
Accrued other expenses	(7,467)	(635,122)	(2,837)
Net realized (gain) loss from investments	19,001,948	16,768,189	114,034
Change in net unrealized (appreciation) depreciation of investments	(49,590,668)	(92,878,568)	(16,555,602)
Taxes paid on undistributed capital gains	(1,551)	(6,302)	(959)
Net cash provided by (used in) operating activities	24,249,615	42,969,231	8,259,405
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(31,727)	44,042	12,556
Increase (Decrease) in:
Floating rate obligations	145,000	(1,725,000)	—
Payable for offering costs	(84,796)	(63,783)	(283,163)
Cash distributions paid to Common shareholders	(16,907,859)	(42,083,462)	(8,506,992)
Net cash provided by (used in) financing activities	(16,879,382)	(43,828,203)	(8,777,599)
Net Increase (Decrease) in Cash	7,370,233	(858,972)	(518,194)
Cash at the beginning of period	2,350,462	7,810,538	2,465,831
Cash at the End of Period	$9,720,695	$6,951,566	$1,947,637

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestments of Common share distributions of $464,201 and $317,012 for Quality (NQI) and Premier Opportunity (NIF), respectively.

					Premier
	Quality		Opportunity		Opportunity
	(NQI	)	(NIO	)	(NIF	)
Cash paid for interest (excluding amortization of offering costs)	$1,781,229		$1,193,217		$224,370

See accompanying notes to financial statements.

Nuveen Investments	89

Statement of
Cash Flows (Unaudited) (continued)

	Premium	Dividend	AMT-Free
	Opportunity	Advantage	Income
	(NPX )	(NVG )	(NEA )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$46,493,535	$36,705,780	$20,714,354
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(74,910,455)	(72,666,954)	(47,736,155)
Proceeds from sales and maturities of investments	83,503,757	85,628,676	40,517,156
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	(1,266,163)	(1,126,717)	(399,682)
(Increase) Decrease in:
Receivable for dividends and interest	553,277	237,181	402,188
Receivable for investments sold	(1,530,266)	(16,714,335)	2,744,388
Other assets	(4,199)	98,017	102,926
Increase (Decrease) in:
Payable for interest	—	20,661	15,188
Payable for investments purchased	(7,542,365)	7,357,426	10,853,987
Accrued management fees	(2,157)	(6,576)	(5,924)
Accrued other expenses	(112,407)	28,727	(5,508)
Net realized (gain) loss from investments	3,173,184	(1,257,873)	(709,835)
Change in net unrealized (appreciation) depreciation of investments	(34,988,803)	(22,686,590)	(11,099,405)
Taxes paid on undistributed capital gains	(8,190)	(58,065)	(479)
Net cash provided by (used in) operating activities	13,358,748	15,559,358	15,393,199
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	40,157	264,275	188,510
Increase (Decrease) in:
Floating rate obligations	(1,660,000)	—	—
Payable for offering costs	(29,812)	(348,143)	(244,629)
Cash distributions paid to Common shareholders	(13,878,625)	(14,633,361)	(9,343,838)
Net cash provided by (used in) financing activities	(15,528,280)	(14,717,229)	(9,399,957)
Net Increase (Decrease) in Cash	(2,169,532)	842,129	5,993,242
Cash at the beginning of period	3,800,418	478,238	3,829,334
Cash at the End of Period	$1,630,886	$1,320,367	$9,822,576

Supplemental Disclosure of Cash Flow Information

	Premium		Dividend		AMT-Free
	Opportunity		Advantage		Income
	(NPX	)	(NVG	)	(NEA	)
Cash paid for interest (excluding amortization of offering costs)	$421,093		$2,195,722		$1,620,039

See accompanying notes to financial statements.

90	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	91

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders		Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Quality (NQI)
Year Ended 10/31:
2012(f)	$14.17	$.44	$.79	$—	$—		$1.23	$(.45)	$—		$(.45)	$—		$14.95	$14.50
2011	14.26	.87	(.08)	(.01)	—		.78	(.87)	—		(.87)	—		14.17	14.11
2010	13.61	.95	.58	(.03)	—		1.50	(.85)	—		(.85)	—		14.26	14.40
2009	11.68	.99	1.76	(.06)	—		2.69	(.76)	—		(.76)	—		13.61	13.30
2008	14.88	.99	(3.16)	(.30)	—		(2.47)	(.73)	—		(.73)	—		11.68	11.15
2007	15.40	.99	(.49)	(.29)	—		.21	(.73)	—		(.73)	—		14.88	13.61

Opportunity (NIO)
Year Ended 10/31:
2012(f)	14.69	.43	.80	—	—		1.23	(.44)	—	**	(.44)	—		15.48	14.86
2011	14.92	.88	(.23)	(.01)	—		.64	(.87)	—		(.87)	—		14.69	14.20
2010	14.22	.97	.60	(.03)	—		1.54	(.84)	—		(.84)	—	**	14.92	14.83
2009	12.39	.96	1.66	(.06)	—		2.56	(.73)	—		(.73)	—		14.22	12.98
2008	15.04	.97	(2.62)	(.30)	—	**	(1.95)	(.70)	—	**	(.70)	—		12.39	11.15
2007	15.57	.98	(.45)	(.30)	(.01)		.22	(.73)	(.02)		(.75)	—		15.04	13.56

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

92	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

6.01%	8.79%	$574,904	1.72	%*	5.87	%*	5%
4.65	5.98	544,500	1.66		6.43		18
15.03	11.30	547,598	1.19		6.81		11
26.98	23.65	521,216	1.32		7.86		4
(13.35)	(17.24)	447,463	1.49		7.03		7
(3.48)	1.38	569,958	1.52		6.53		5

7.79	8.46	1,479,755	1.56	*	5.63	*	9
2.08	4.73	1,404,814	1.63		6.28		10
21.20	11.08	1,426,419	1.14		6.61		7
23.62	21.18	1,358,844	1.29		7.36		8
(13.17)	(13.45)	1,005,218	1.43		6.76		9
(3.18)	1.49	1,220,297	1.41		6.39		5

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), VMTP Shares and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Quality (NQI)
Year Ended 10/31:
2012(f)	.70%
2011	.57
2010	.07
2009	.11
2008	.26
2007	.34

Opportunity (NIO)
Year Ended 10/31:
2012(f)	.58
2011	.59
2010	.06
2009	.11
2008	.24
2007	.25

(f)	For the six months ended April 30, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	93

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Premier Opportunity (NIF)
Year Ended 10/31:
2012(f)	$14.72	$.43	$.85	$—	$—		$1.28	$(.45)	$—	$(.45)	$—	$15.55	$15.26
2011	15.01	.88	(.27)	(.01)	—		.60	(.89)	—	(.89)	—	14.72	14.26
2010	14.38	.96	.57	(.03)	—		1.50	(.87)	—	(.87)	—	15.01	15.50
2009	12.54	.99	1.64	(.06)	—		2.57	(.73)	—	(.73)	—	14.38	13.10
2008	14.90	.96	(2.37)	(.31)	—		(1.72)	(.64)	—	(.64)	—	12.54	11.19
2007	15.40	.97	(.47)	(.29)	—		.21	(.71)	—	(.71)	—	14.90	13.25

Premium Opportunity (NPX)
Year Ended 10/31:
2012(f)	13.54	.39	.85	—	—		1.24	(.37)	—	(.37)	—	14.41	13.76
2011	13.53	.77	(.02)	—	—		.75	(.74)	—	(.74)	—	13.54	12.83
2010	12.96	.78	.53	—	—		1.31	(.74)	—	(.74)	—	13.53	13.40
2009	11.39	.80	1.44	—	—		2.24	(.67)	—	(.67)	—	12.96	11.86
2008	13.73	.80	(2.32)	(.20)	—		(1.72)	(.62)	—	(.62)	—	11.39	9.56
2007	14.16	.86	(.39)	(.26)	—		.21	(.64)	—	(.64)	—	13.73	12.18

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

94	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

10.22%	8.80%	$303,454	1.59	%*	5.71	%*	10%
(1.98)	4.40	287,068	1.65		6.19		8
25.60	10.74	292,018	1.20		6.56		12
24.07	20.90	279,312	1.30		7.25		2
(11.12)	(11.92)	243,589	1.42		6.72		6
(4.66)	1.40	289,400	1.38		6.41		9

10.19	9.26	538,364	1.66	*	5.58	*	9
1.75	6.01	505,766	1.80		5.99		20
19.70	10.39	505,332	1.82		5.87		10
31.78	20.15	484,069	1.98		6.56		7
(17.17)	(12.98)	425,557	2.13		6.12		8
(1.77)	1.55	513,021	1.76		6.19		5

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Premier Opportunity (NIF)
Year Ended 10/31:
2012(f)	.55%
2011	.59
2010	.06
2009	.07
2008	.17
2007	.17

Premium Opportunity (NPX)
Year Ended 10/31:
2012(f)	.65
2011	.77
2010	.59
2009	.89
2008	.88
2007	.60

(f)	For the six months ended April 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	95

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Dividend Advantage (NVG)
Year Ended 10/31:
2012(f)	$15.03	$.43	$.80	$—	$—		$1.23	$(.45)	$(.04)	$(.49)	$—		$15.77	$15.18
2011	15.20	.91	(.22)	(.01)	—		.68	(.85)	— **	(.85)	—		15.03	14.32
2010	14.80	.90	.39	(.01)	—	**	1.28	(.84)	(.04)	(.88)	—		15.20	14.80
2009	12.85	1.00	1.77	(.06)	—		2.71	(.76)	—	(.76)	—	**	14.80	13.85
2008	15.09	1.00	(2.25)	(.29)	—		(1.54)	(.70)	—	(.70)	—		12.85	11.42
2007	15.50	1.00	(.38)	(.28)	—		.34	(.75)	—	(.75)	—		15.09	13.71

AMT-Free Income (NEA)
Year Ended 10/31:
2012(f)	14.70	.40	.53	—	—		.93	(.42)	—	(.42)	—		15.21	14.75
2011	14.98	.84	(.29)	(.01)	—		.54	(.82)	—	(.82)	—		14.70	13.85
2010	14.42	.87	.52	(.02)	—		1.37	(.81)	—	(.81)	—		14.98	14.95
2009	12.37	.98	1.86	(.06)	—		2.78	(.73)	—	(.73)	—	**	14.42	13.48
2008	14.71	.95	(2.31)	(.27)	—		(1.63)	(.71)	—	(.71)	—		12.37	11.40
2007	14.93	.97	(.21)	(.27)	—		.49	(.71)	—	(.71)	—		14.71	14.30

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

96	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

9.50%	8.29%	$470,134	2.14	%*	5.50	%*	2.08	%*	5.57	%*	11%
2.89	4.83	448,070	1.95		6.12		1.84		6.23		7
13.51	8.89	452,908	1.89		5.79		1.71		5.98		2
28.72	21.54	441,207	1.25		6.86		.98		7.12		9
(12.11)	(10.64)	383,035	1.32		6.48		.98		6.82		7
(3.12)	2.25	449,982	1.31		6.15		.90		6.56		12

9.58	6.38	338,282	2.18	*	5.35	*	N/A		N/A		8
(1.60)	3.92	326,909	2.02		5.86		2.01		5.87		2
17.27	9.76	333,074	1.76		5.80		1.63		5.93		2
25.41	23.05	320,587	1.24		7.14		.99		7.39		6
(15.97)	(11.56)	229,075	1.26		6.27		.87		6.66		8
4.59	3.35	272,391	1.19		6.04		.70		6.53		6

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VMTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank or legal fee refund, where applicable. As of November 30, 2010 and March 31, 2012, the Adviser is no longer reimbursing ATM-Free Income (NEA) and Dividend Advantage (NVG), respectively, for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Dividend Advantage (NVG)
Year Ended 10/31:
2012(f)	1.08%
2011	.90
2010	.84
2009	.08
2008	.15
2007	.17

AMT-Free Income (NEA)
Year Ended 10/31:
2012(f)	1.09
2011	.94
2010	.67
2009	.05
2008	.07
2007	.02

(f)	For the six months ended April 30, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	97

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VMTP Shares at the End of Period			VRDP Shares at the End of Period
	Aggregate			Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Quality (NQI)
Year Ended 10/31:
2012(g)	$—	$—	$—	$240,400	$100,000	$339,145	$—	$—	$—
2011	—	—	—	240,400	100,000	326,498	—	—	—
2010	239,200	25,000	82,232	—	—	—	—	—	—
2009	245,850	25,000	78,001	—	—	—	—	—	—
2008	298,425	25,000	62,485	—	—	—	—	—	—
2007	318,000	25,000	69,808	—	—	—	—	—	—

Opportunity (NIO)
Year Ended 10/31:
2012(g)	—	—	—	—	—	—	667,200	100,000	321,786
2011	—	—	—	—	—	—	667,200	100,000	310,554
2010	664,825	25,000	78,639	—	—	—	—	—	—
2009	675,475	25,000	75,292	—	—	—	—	—	—
2008	623,350	25,000	65,315	—	—	—	—	—	—
2007	680,000	25,000	69,864	—	—	—	—	—	—

	ARPS at the End of Period			VRDP Shares at the End of Period
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Premier Opportunity (NIF)
Year Ended 10/31:
2012(g)	$—	$—	$—	$130,900	$100,000	$331,822
2011	—	—	—	130,900	100,000	319,303
2010	130,125	25,000	81,103	—	—	—
2009	130,125	25,000	78,662	—	—	—
2008	154,950	25,000	64,301	—	—	—
2007	161,000	25,000	69,938	—	—	—

Premium Opportunity (NPX)
Year Ended 10/31:
2012(g)	—	—	—	219,000	100,000	345,828
2011	—	—	—	219,000	100,000	330,943
2010	—	—	—	219,000	100,000	330,745
2009	—	—	—	219,000	100,000	321,036
2008	—	—	—	219,000	100,000	294,318
2007	268,900	25,000	72,696	—	—	—

(g)	For the six months ended April 30, 2012.

98	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (g)			VMTP Shares at the End of Period			ARPS, MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Dividend Advantage (NVG)
Year Ended 10/31:
2012(f)	$—	$—	$—	$108,000	$10	$33.45	$92,500	$100,000	$334,481	$3.34
2011	—	—	—	108,000	10	32.35	92,500	100,000	323,476	3.23
2010	91,950	25,000	81,628	108,000	10	32.65	—	—	—	3.27
2009	91,950	25,000	80,165	108,000	10	32.07	—	—	—	3.21
2008	226,975	25,000	67,189	—	—	—	—	—	—	—
2007	233,000	25,000	73,281	—	—	—	—	—	—	—

AMT-Free Income (NEA)
Year Ended 10/31:
2012(f)	—	—	—	83,000	10	32.46	67,600	100,000	324,623	3.25
2011	—	—	—	83,000	10	31.71	67,600	100,000	317,071	3.17
2010	67,375	25,000	80,374	83,000	10	32.15	—	—	—	3.21
2009	148,750	25,000	78,880	—	—	—	—	—	—	—
2008	132,800	25,000	68,124	—	—	—	—	—	—	—
2007	144,000	25,000	72,290	—	—	—	—	—	—	—

(f)	For the six months ended April 30, 2012.
(g)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Dividend Advantage (NVG)
Year Ended 10/31:
2012(f)	2014	$10.17	$10.15
2011	2014	10.10	10.12
2010	2014	10.22	10.19
2009	2014	9.98	10.03	^
2008	—	—	—
2007	—	—	—

AMT-Free Income (NEA)
Year Ended 10/31:
2012(f)	2015	$10.15	$10.14
2011	2015	10.14	10.08
2010	2015	10.14	10.15	^^
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period October 19, 2009 (first issuance date of shares) through October 31, 2009.
^^	For the period January 19, 2010 (first issuance date of shares) through October 31, 2010.

Nuveen Investments	99

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Quality Municipal Fund, Inc. (NQI), Nuveen Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Municipal Opportunity Fund, Inc. (NIF), Nuveen Premium Income Municipal Opportunity Fund (NPX), Nuveen Dividend Advantage Municipal Income Fund (NVG) and Nuveen AMT-Free Municipal Income Fund (NEA) (each a “Fund” and collectively, the “Funds”). Common shares of Quality (NQI), Opportunity (NIO), Premier Opportunity (NIF) and Premium Opportunity (NPX) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Dividend Advantage (NVG) and AMT-Free Income (NEA) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of AMT-Free Income (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Policy Changes
On October 28, 2011, the Funds’ Board of Directors/Trustees approved changes to each Fund’s investment policy regarding its investment in insured municipal securities. These changes were designed to provide Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”), with more flexibility regarding the types of securities available for investment by each Fund.

On January 2, 2012, each Fund eliminated the investment policy requiring it, under normal circumstances, to invest at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Since 2007, most municipal bond insurers have had their credit ratings downgraded and only one insurer is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically and the long-term viability of the municipal bond insurance market is uncertain. The Funds did not change their investment objective and continue to invest substantially all of their assets in a portfolio of investment grade quality municipal securities.

Concurrent with the investment policy changes, the Funds changed their names as follows:

●	Nuveen Insured Quality Municipal Fund, Inc. (NQI) changed to Nuveen Quality Municipal Fund, Inc. (NQI),

●	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) changed to Nuveen Municipal Opportunity Fund, Inc. (NIO),

●	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) changed to Nuveen Premier Municipal Opportunity Fund, Inc. (NIF),

●	Nuveen Insured Premium Income Municipal Fund 2 (NPX) changed to Nuveen Premium Income Municipal Opportunity Fund, Inc. (NPX),

●	Nuveen Insured Dividend Advantage Municipal Fund (NVG) changed to Nuveen Dividend Advantage Municipal Income Fund (NVG) and

●	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) changed to Nuveen AMT-Free Municipal Income Fund (NEA).

In addition, each Fund changed its non-fundamental investment policy requiring each Fund to invest in municipal securities rated at least investment grade at the time of investment. Each Fund adopted a new policy to, under normal circumstances, invest at least 80% of its managed assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical ratings organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Adviser. Under the new policy, each Fund may invest up to 20% of its managed assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Adviser. No more than 10% of each Fund’s managed assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

100	Nuveen Investments

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2012, Quality (NQI), Opportunity (NIO), Premier Opportunity (NIF), Dividend Advantage (NVG) and AMT-Free Income (NEA) had outstanding when-issued/delayed delivery purchase commitments of $7,696,956, $45,276,790, $2,750,350, $10,353,996 and $14,875,520, respectively. There were no such outstanding purchase commitments in Premium Opportunity (NPX).

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented in the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of AMT-Free Income (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	101

Notes to
Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of October 31, 2011, the Funds redeemed all of their outstanding ARPS, at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of April 30, 2012, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Dividend Advantage (NVG)			AMT-Free Income (NEA)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2014	10,800,000	2.95%	NVG Pr C	—	—%	—
2015	—	—	—	8,300,000	2.85	NEA Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Dividend		AMT-Free
	Advantage		Income
	(NVG	)	(NEA	)
	Series 2014		Series 2015
Term Redemption Date	November 1, 2014		February 1, 2015
Optional Redemption Date	November 1, 2010		February 1, 2011
Premium Expiration Date	October 31, 2011		January 31, 2012

The average liquidation value for all series of MTP Shares outstanding for each Fund during the six months ended April 30, 2012, was as follows:

	Dividend		AMT-Free
	Advantage		Income
	(NVG	)	(NEA	)
Average liquidation value of MTP Shares outstanding	$108,000,000		$83,000,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen has agreed that net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering would be credited to the Funds, and would be recorded as reductions of offering costs recognized by the Funds. During the six months ended April 30, 2012, Nuveen earned no net underwriting amounts on the Funds’ MTP Shares.

102	Nuveen Investments

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with $100,000 liquidation value per share. Quality (NQI), Dividend Advantage (NVG) and AMT-Free Income (NEA) issued their VMTP Shares in a privately negotiated offering during February 2011, September 2011 and July 2011, respectively. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem all or a portion of, the remainder of each Fund’s outstanding ARPS. Each Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of April 30, 2012, the number of VMTP Shares outstanding, at liquidation value, for each Fund is as follows:

			Dividend		AMT-Free
	Quality		Advantage		Income
	(NQI	)	(NVG	)	(NEA	)
Series 2014	$240,400,000		$92,500,000		$67,600,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances . The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

			Dividend		AMT-Free
	Quality		Advantage		Income
	(NQI	)	(NVG	)	(NEA	)
Term Redemption Date	March 1, 2014		October 1, 2014		August 1, 2014
Optional Redemption Date	March 1, 2012		October 1, 2012		August 1, 2012
Premium Expiration Date	February 29, 2012		September 30, 2012		July 31, 2012

The average liquidation value of VMTP Shares outstanding and annualized dividend rate of VMTP Shares for each Fund during the six months ended April 30, 2012, were as follows:

			Dividend		AMT-Free
	Quality		Advantage		Income
	(NQI	)	(NVG	)	(NEA	)
Average liquidation Value of VMTP Shares outstanding	$240,400,000		$92,500,000		$67,600,000
Annualized dividend rate	1.39%		1.14%		1.19%

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. Opportunity (NIO), Premier Opportunity (NIF) and Premium Opportunity (NPX) issued their VRDP Shares in a privately negotiated offering during December 2010, December 2010 and August 2008, respectively. Concurrent with renewing agreements with the liquidity provider for its VRDP Shares in June 2010, Premium Opportunity (NPX) exchanged all its 2,190 Series 1 VRDP Shares for 2,190 Series 2 VRDP Shares. The principal difference in terms between Series 1 and Series 2 VRDP Shares is the requirement that the Fund redeem VRDP Shares owned by the liquidity provider if the VRDP Shares have been owned by the liquidity provider through six months of continuous, unsuccessful remarketing. Proceeds of each Fund’s offering were used to redeem all or a portion of, the remainder of each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers

Nuveen Investments	103

Notes to
Financial Statements (Unaudited) (continued)

pursuant to Rule 144A under the Securities Act of 1933. As of April 30, 2012, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

			Premier		Premium
	Opportunity		Opportunity		Opportunity
	(NIO	)	(NIF	)	(NPX	)
Series	1		1		2
Shares outstanding	6,672		1,309		2,190
Maturity	December 1, 2040		December 1, 2040		August 1, 2038

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended April 30, 2012, were as follows:

			Premier		Premium
	Opportunity		Opportunity		Opportunity
	(NIO	)	(NIF	)	(NPX	)
Average liquidation value outstanding	667,200,000		130,900,000		219,000,000
Annualized dividend rate	0.28%		0.28%		0.27%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as components of “Fees on VRDP Shares” on the Statement of Operations.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, and during the period November 1, 2011 through January 2, 2012, each Fund invests at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that were covered by insurance guaranteeing the timely payment of principal and interest. In addition, during the period November 1, 2011 through January 2, 2012, each Fund invested in municipal securities that, at the time of investment was rated investment grade (including (i) bonds insured by investment grade rated insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the

104	Nuveen Investments

underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended April 30, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At April 30, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Maximum exposure to Recourse Trusts	$26,610,000		$40,430,000		$15,375,000		$14,845,000		$6,665,000		$6,665,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2012, were as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Average floating rate obligations outstanding	$52,456,099		$105,390,614		$19,000,000		$56,858,132		$28,413,334		$13,040,000
Average annual interest rate and fees	0.48%		0.52%		0.46%		0.46%		0.58%		0.61%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-

Nuveen Investments	105

Notes to
Financial Statements (Unaudited) (continued)

determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by Dividend Advantage (NVG) and AMT-Free Income (NEA) in connection with their offerings of MTP Shares ($1,875,000 and $1,605,000, respectively) were recorded as deferred charges, which are being amortized over the life of the shares. Costs incurred by Quality (NQI), Dividend Advantage (NVG) and AMT-Free Income (NEA) in connection with their VMTP Shares ($1,120,000, $485,000 and $180,000, respectively) were recorded as deferred charges, which are being amortized over the life of the shares. Costs incurred by Opportunity (NIO), Premier Opportunity (NIF) and Premium Opportunity (NPX) in connection with their offerings of VRDP Shares ($2,645,000, $755,000 and $2,535,000, respectively) were recorded as deferred charges, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

106	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of April 30, 2012:

Quality (NQI)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$843,975,718	$—	$843,975,718

Opportunity (NIO)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,173,199,073	$1,497,168	$2,174,696,241
Short-Term Investments:
Municipal Bonds	—	12,490,000	—	12,490,000
Total	$—	$2,185,689,073	$1,497,168	$2,187,186,241

Premier Opportunity (NIF)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$446,827,783	$—	$446,827,783

Premium Opportunity (NPX)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$796,014,815	$—	$796,014,815

Dividend Advantage (NVG)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$681,312,945	$—	$681,312,945
Investment Companies	1,456,917	—	—	1,456,917
Total	$1,456,917	$681,312,945	$—	$682,769,862

AMT-Free Income (NEA)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$500,443,797	$—	$500,443,797

The following is a reconciliation of the following Fund’s Level 3 investments held at the beginning and end of the measurement period:

Opportunity
	(NIO	)
Level 3
Municipal
Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	1,497,168
Transfers out of	—
Balance at the end of period	$1,497,168
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of April 30, 2012	$(451,863)

During the six months ended April 30, 2012, the Funds recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended April 30, 2012.

Nuveen Investments	107

Notes to
Financial Statements (Unaudited) (continued)

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	Quality (NQI)		Opportunity (NIO)		Premier Opportunity (NIF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
Common shares issued to shareholders due to reinvestment of distributions	32,488	10,745	—	24,068	20,638	40,933

	Premium Opportunity (NPX)		Dividend Advantage (NVG)		AMT-Free Income (NEA)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	1,085

Preferred Shares
Premium Opportunity (NPX) redeemed all of its outstanding ARPS during the fiscal year ended October 31, 2008.

Transactions in ARPS were as follows:

	Quality (NQI)				Opportunity (NIO)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/12		10/31/11		4/30/12		10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	(1,954)	$(48,850,000)	N/A	N/A	(3,319)	$(82,975,000)
Series T	N/A	N/A	(1,956)	(48,900,000)	N/A	N/A	(3,319)	(82,975,000)
Series W	N/A	N/A	(1,957)	(48,925,000)	N/A	N/A	(3,320)	(83,000,000)
Series W2	N/A	N/A	—	—	N/A	N/A	(2,655)	(66,375,000)
Series W3	N/A	N/A	—	—	N/A	N/A	(1,486)	(37,150,000)
Series TH	N/A	N/A	(1,745)	(43,625,000)	N/A	N/A	(3,319)	(82,975,000)
Series TH2	N/A	N/A	—	—	N/A	N/A	(3,321)	(83,025,000)
Series TH3	N/A	N/A	—	—	N/A	N/A	(2,536)	(63,400,000)
Series F	N/A	N/A	(1,956)	(48,900,000)	N/A	N/A	(3,318)	(82,950,000)
Total	N/A	N/A	(9,568)	$(239,200,000)	N/A	N/A	(26,593)	$(664,825,000)

	Premier Opportunity (NIF)				Dividend Advantage (NVG)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/12		10/31/11		4/30/12		10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—	N/A	N/A	(1,247)	$(31,175,000)
Series T	N/A	N/A	—	—	N/A	N/A	(1,217)	(30,425,000)
Series W	N/A	N/A	(678)	(16,950,000)	N/A	N/A	—	—
Series TH	N/A	N/A	(2,263)	(56,575,000)	N/A	N/A	(1,214)	(30,350,000)
Series F	N/A	N/A	(2,264)	(56,600,000)	N/A	N/A	—	—
Total	N/A	N/A	(5,205)	$(130,125,000)	N/A	N/A	(3,678)	$(91,950,000)

N/A – As of October 31, 2011, the Fund redeemed all of its outstanding ARPS, at liquidation value.

108	Nuveen Investments

	AMT-Free Income (NEA)
	Six Months Ended		Year Ended
	4/30/12		10/31/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	(1,104)	$(27,600,000)
Series W	N/A	N/A	(1,105)	(27,625,000)
Series W2	N/A	N/A	(486)	(12,150,000)
Total	N/A	N/A	(2,695)	$(67,375,000)

N/A – As of October 31, 2011, the Fund redeemed all of its outstanding ARPS, at liquidation value.

Transactions in VMTP Shares were as follows:

	Quality (NQI)				Dividend Advantage (NVG)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/12		10/31/11		4/30/12		10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	2,404	$240,400,000	—	$—	925	$92,500,000

AMT-Free Income (NEA)
	Six Months Ended		Year Ended
	4/30/12		10/31/11
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	676	$67,600,000

Transactions in VRDP Shares were as follows:

	Opportunity (NIO)				Premier Opportunity (NIF)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/12		10/31/11		4/30/12		10/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	6,672	$667,200,000	—	$—	1,309	$130,900,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended April 30, 2012, were as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Purchases	$45,247,330		$196,326,568		$45,920,211		$74,910,455		$72,666,954		$47,736,155
Sales and maturities	59,470,342		215,936,554		46,321,437		83,503,757		85,628,676		40,517,156

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments	109

Notes to
Financial Statements (Unaudited) (continued)

At April 30, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Cost of investments	$737,485,532		$1,936,897,423		$397,774,825		$691,477,401		$615,002,825		$461,761,731
Gross unrealized:
Appreciation	61,131,863		163,864,177		33,305,659		63,778,368		52,191,533		29,523,322
Depreciation	(7,122,746)		(18,008,307)		(3,253,721)		(15,561,601)		(12,838,352)		(3,878,819)
Net unrealized appreciation (depreciation) of investments	$54,009,117		$145,855,870		$30,051,938		$48,216,767		$39,353,181		$25,644,503

Permanent differences, primarily due to federal taxes paid, taxable market discount and non-deductible offering costs, resulted in reclassifications among the Funds’ components of Common share net assets at October 31, 2011, the Funds’ last tax year end, as follows:

				Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity	Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO )	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Paid-in surplus	$(253,832)		$(74,346)	$(22,075)		$(81,128)		$(383,919)		$(329,737)
Undistributed (Over-distribution of) net investment income	225,345		(515,751)	4,693		32,104		370,987		328,724
Accumulated net realized gain (loss)	28,487		590,097	17,382		49,024		12,932		1,013

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2011, the Funds’ last tax year end, were as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Undistributed net tax-exempt income *	$9,973,805		$28,113,476		$5,558,575		$7,640,559		$9,752,295		$6,245,272
Undistributed net ordinary income **	110,288		4,523		6,396		52,758		—		3,195
Undistributed net long-term capital gains	—		264,655		—		-—		1,396,468		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2011, paid on November 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2011, was designated for purposes of the dividends paid deduction as follows:

					Premier		Premium		Dividend		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Advantage		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NVG	)	(NEA	)
Distributions from net tax-exempt income	$35,817,692		$85,650,770		$17,902,087		$28,602,694		$28,729,780		$20,898,107
Distributions from net ordinary income **	—		428,596		—		—		—		—
Distributions from net long-term capital gains	—		—		—		—		86,428		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

110	Nuveen Investments

			Premier		Premium		AMT-Free
	Quality		Opportunity		Opportunity		Income
	(NQI	)	(NIF	)	(NPX	)	(NEA	)
Expiration:
October 31, 2012	$—		$—		$—		$139,914
October 31, 2013	—		—		—		4,418,633
October 31, 2015	—		—		—		174,026
October 31, 2016	2,623,034		1,240,117		3,274,999		1,917,479
October 31, 2017	217,918		—		456,587		—
October 31, 2018	322,087		—		—		—
Total	$3,163,039		$1,240,117		$3,731,586		$6,650,052

During the Funds’ last tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards as follows:

					Premier		Premium		AMT-Free
	Quality		Opportunity		Opportunity		Opportunity		Income
	(NQI	)	(NIO	)	(NIF	)	(NPX	)	(NEA	)
Utilized capital loss carryforwards	$2,009,925		$5,318,344		$35,517		$2,685,818		$194,140

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Quality (NQI)
Opportunity (NIO)
Premier Opportunity (NIF)
Premium Opportunity (NPX)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Dividend Advantage (NVG)
AMT-Free Income (NEA)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

Nuveen Investments	111

Notes to
Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2012, the complex-level fee rate for these Funds was .1724%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“the Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Dividend Advantage’s (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant

112	Nuveen Investments

unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. Subsequent Event

Approved Fund Reorganizations

On June 22, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain Funds included in this report. The reorganizations are intended to create a single larger Fund, which would potentially offer shareholders the following benefits:

●	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

●	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

●	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

●	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds		Acquiring Fund
●	Premier Opportunity (NIF)	● AMT-Free Income (NEA)
●	Premium Opportunity (NPX)

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer substantially all of their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.

Nuveen Investments	113

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

114	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	115

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

116	Nuveen Investments

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
Standard & Poor’s (S&P) Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Standard & Poor’s (S&P) Municipal Bond Insured Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, insured U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Nuveen Investments	117

Glossary of Terms
Used in this Report (continued)

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

118	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase and/or redeem shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NQI	—
NIO	—
NIF	—
NPX	—
NVG	—
NEA	—

Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments	119

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates - Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $227 billion as of March 31, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-D-0412D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 9, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 9, 2012